UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act File Number 811-4946

THOMPSON IM FUNDS, INC.
(Exact name of registrant as specified in charter)

1255 Fourier Drive, Suite 200
Madison, Wisconsin 53717
(Address of principal executive offices)--(Zip code)

Jason L. Stephens
Chief Executive Officer
Thompson IM Funds, Inc.
1255 Fourier Drive, Suite 200
Madison, Wisconsin 53717
(Name and address of agent for service)

With a copy to:

Matthew C. Vogel, Esq.
Quarles & Brady LLP
411 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

Registrant's telephone number, including area code: (608) 827-5700

Date of fiscal year end: November 30, 2020

Date of reporting period: May 31, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Report to Stockholders.

SEMI-ANNUAL REPORT

May 31, 2020

THOMPSON
LARGECAP FUND®
(THPGX)

THOMPSON
MIDCAP FUND®
(THPMX)

THOMPSON
BOND FUND®
(THOPX)

THOMPSON IM FUNDS, INC.
SMART INVESTING STARTS HERE®

Telephone: 1-800-999-0887
www.thompsonim.com

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds' annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect at any time to receive shareholder reports and other communications from the Funds electronically. If you invest directly with the Funds, you may do so by calling 1-800-999-0887. If you own these shares through a financial intermediary, you may do so by contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. If you are a direct investor with the Funds, you may inform the Funds that you wish to continue receiving paper copies of your shareholder reports by following the instructions included with this disclosure or contacting us at 1-800-999-0887. If you own these shares through a financial intermediary, you may contact your financial intermediary or follow instructions included with this disclosure to elect to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Funds that you hold (for direct investors) or all Funds that you hold in your account with your financial intermediary.

THOMPSON IM FUNDS, INC.
SEMI-ANNUAL REPORT TO SHAREHOLDERS

NOTE ON FORWARD-LOOKING STATEMENTS

The matters discussed in this report may constitute forward-looking statements. These include any Advisor or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, investment styles, market sectors, interest rates, economic trends and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for each Fund in its current Prospectus, other factors bearing on these reports include the accuracy of the Advisor’s or portfolio manager’s forecasts and predictions, the appropriateness of the investment strategies designed by the Advisor or portfolio manager and the ability of the Advisor or portfolio manager to implement its strategies efficiently and successfully. Any one or more of these factors, as well as other risks affecting the securities markets generally, could cause the actual results of any Fund to differ materially as compared to its benchmarks.

THOMPSON IM FUNDS, INC.
SEMI-ANNUAL REPORT TO SHAREHOLDERS

May 31, 2020

CONTENTS

Page(s)
LargeCap Fund
Investment review	2-4
Schedule of investments	5-8

MidCap Fund
Investment review	9-11
Schedule of investments	12-16

Bond Fund
Investment review	17-20
Schedule of investments	21-36

Fund Expense Examples	37

Financial Statements
Statements of assets and liabilities	38
Statements of operations	39
Statements of changes in net assets	40
Notes to financial statements	41-47
Financial highlights	48-50

Additional Information	51-52

This report contains information for existing shareholders of Thompson IM Funds, Inc. It does not constitute an offer to sell. This Semi-Annual Report is authorized for distribution to prospective investors only when preceded or accompanied by a Fund Prospectus, which contains information about the Funds’ objectives and policies, risks, management, expenses and other information.
A Prospectus can be obtained by calling 1-800-999-0887.

Please read your Prospectus carefully.

LARGECAP FUND INVESTMENT REVIEW (Unaudited)
May 31, 2020

Portfolio Managers
James T. Evans, CFA
Jason L. Stephens, CFA

Performance

The LargeCap Fund produced a total return of -11.59% for the six-months ended May 31, 2020, as compared to its benchmark, the S&P 500 Index, which returned -2.10%.

Comparison of Change in Value of a Hypothetical $10,000 Investment

Average Annual Total Returns
Through 05/31/20
	1 Year	3 Year	5 Year	10 Year
Thompson LargeCap Fund	1.89%	3.73%	4.72%	9.93%
S&P 500 Index	12.84%	10.23%	9.86%	13.15%

Gross Expense Ratio as of 03/31/20 was 1.23%.

Net Expense Ratio after reimbursement as of 03/31/20 was 0.99%*

*	The Advisor has contractually agreed to waive management fees and/or reimburse expenses incurred by the LargeCap Fund through March 31, 2021, so that the annual operating expenses of the Fund do not exceed 0.99% of its average daily net assets. Net expense ratios are current as of the most recent Prospectus and are applicable to investors.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by calling 1-800-999-0887 or visiting www.thompsonim.com.

Results include the reinvestment of all dividends and capital gains distributions. Investment performance reflects all fee waivers that may be in effect. In the absence of such waivers, total return would be reduced. The performance information reflected in the graph and the table above does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares, nor does it imply future performance. The S&P 500 Index is an unmanaged index commonly used to measure the performance of U.S. stocks. You cannot directly invest in an index.

The S&P 500 Index is a product of S&P Dow Jones Indices LLC and has been licensed for use by Thompson Investment Management, Inc. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”). The Thompson IM Funds are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates, and none of S&P Dow Jones Indices LLC, Dow Jones, S&P nor their respective affiliates make any representation regarding the advisability of investing in such products.

See Notes to Financial Statements.

LARGECAP FUND INVESTMENT REVIEW (Unaudited) (Continued)
May 31, 2020

Management Commentary

Despite a relatively benign start to the fiscal year, by March there were brutal losses for both the overall equity markets and the LargeCap Fund. Thanks to the various stay-in-place orders instituted across the United States and elsewhere, economic activity went from robust to recession in a matter of 6 weeks or less. The market reacted accordingly, as the longest bull market in history came to a sudden end.

When a recession approaches there typically is a period of several months or quarters where data such as initial jobless claims, wage growth or corporate profits first stall out and then begin deteriorating. This gives investors time to consider reallocating their portfolio as the risks of a recession rise. This downturn was much more of a “light switch,” where the economy simply went from on to off. As such, unless the Fund had been defensively positioned going into March, we do not believe significant losses could have been avoided. While certain Consumer Staple stocks held up well in the downdraft, the Fund did not own enough of these stocks given the new circumstances to benefit materially from their relative outperformance.

Since the market’s bottom in mid-March, the heavy fiscal and monetary stimulus enacted by the federal government initiated a sharp rally for the remainder of the semi-annual period. However, the rebound was not equal across all market segments. While the overall index was only down 2.10% for the semi-annual period, the S&P 500 Value Index finished the period down 12.06%. Sectors and industries with a direct exposure to leisure, travel and entertainment, along with the real estate and financial companies that have those firms as clients, all performed poorly. Their performance suggests that investors seem to be pricing in the possibility of an extended downturn, with losses and bankruptcies to navigate similar to those experienced during the Great Recession of 2008-09. At the same time, the stocks of certain technology companies that rely on spending by corporate America or the consumer for revenue have performed well on a relative basis, suggesting that investors have largely shrugged off any concerns of a long downturn. In our opinion both outcomes cannot be true at the same time. If the lasting damage to employment and economic activity is severe enough to justify the declines experienced by the worst performers, we believe the remaining favorites are likely to see their stock price roll over from current levels. Conversely, if the bounce in technology favorites is correctly signaling a return to normalcy within a reasonable time period (mid-summer), there are probably large gains ahead for more beaten-up sectors.

The other clear bias in performance is one we have identified before, but the degree to which it is warping markets has accelerated. When dividing the S&P 500 by market cap deciles, only the very top one outperformed the overall index during the semi-annual time period. This largest decile is comprised of companies that began the fiscal year with a market capitalization of $122.4 billion or more. As one moves down the market capitalization curve the average performance generally gets worse and worse. Focusing even more on the very top of the market shows the largest 5 companies, which combined averaged 18.5% of the index during the semi-annual period, beat the overall S&P 500 by over 22%. All 5 are technology-oriented names. We believe the market is experiencing a repeat of the late ‘90s technology bubble, when a handful of names dominated performance relative to the rest of the market. As a comparison, the relative performance of the Nasdaq 100 versus the Russell 2000 index has ballooned to the same extreme reached in the year 2000. While the LargeCap Fund’s holdings are generally large capitalization in nature, they have been affected to some degree by this concentration effect.

In past recoveries from recessions, value and smaller/midsized companies have generally performed better than the leaders of the prior market cycle. We expect the bottom half of the large cap universe will do the same this time around too. Our current positioning, while not ideal for the downturn that occurred in March, is largely geared towards this possible outcome. While we do not know how long a recovery from current COVID-19 related problems will take, we feel the portfolio is well positioned for that eventual recovery. If so, shareholders will hopefully benefit as many currently unloved sectors and industries rebound.

Opinions expressed are subject to change, are not guaranteed and should not be considered investment advice.

Mutual fund investing involves risk. Principal loss is possible. Investments in smaller companies involve additional risks such as limited liquidity and greater volatility. Investments in American Depositary Receipts (“ADRs”) are subject to some extent to the risks associated with directly investing in securities of foreign issuers, including the risk of changes in currency exchange rates, expropriation or nationalization of assets, and the impact of political, diplomatic, or social events. Investments in real estate securities may involve greater risk and volatility including greater exposure to economic downturns and changes in real estate values, rents, property taxes, and tax and other laws. A real estate investment trust’s (REIT’s) share price may decline because of adverse developments affecting the real estate industry.

Please refer to the Schedule of Investments on page 5 of this report for holdings information. The management commentary above as well as Fund holdings and asset/sector allocations should not be considered a recommendation to buy or sell any security. In addition, please note that Fund holdings and asset/sector allocations are subject to change.

Nasdaq 100 is an index of the 100 largest, most actively traded U.S companies listed on the Nasdaq stock exchange.

Russell 2000 is an index measuring the performance of the 2,000 smallest companies in the Russell 3000 Index, which is made up of 3,000 of the biggest U.S. stocks. The Russell 2000 serves as a benchmark for small cap stocks in the United States.

S&P 500 Value Index is a market capitalization weighted index. It consists of stocks within the S&P 500 Index that exhibit strong value characteristics - the ratios of book value, earnings, and sales to price.

Earnings Growth is a measure of growth in a company’s net income over a specific period, often one year. It is not a prediction of the Fund’s future returns.

See Notes to Financial Statements.

LARGECAP FUND INVESTMENT REVIEW (Unaudited) (Continued)
May 31, 2020

Sector Weightings at 05/31/20
% of Total Investments

Top 10 Equity Holdings at 05/31/20
Company	Industry	% of Fund’s Net Assets
Alphabet Inc. Class A	Interactive Media & Services	3.86%
Microsoft Corp.	Software	3.34%
Exact Sciences Corp.	Biotechnology	2.93%
Apple Inc.	Technology Hardware, Storage & Peripherals	2.57%
Cisco Systems, Inc.	Communications Equipment	2.46%
Qualcomm Inc.	Semiconductors & Semiconductor Equipment	2.38%
Facebook, Inc. Class A	Interactive Media & Services	2.33%
eBay Inc.	Internet & Direct Marketing Retail	2.22%
Bank of America Corp.	Banks	2.20%
McKesson Corp.	Health Care Providers & Services	2.19%

As of May 31, 2020, 99.8% of the Fund’s net assets were in equity and short-term investments.

See Notes to Financial Statements.

LARGECAP FUND SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2020

	Shares	Value
COMMON STOCKS - 99.7%		$111,890,828
(COST $115,209,399)

Communication Services - 10.4%		11,574,089
Entertainment - 1.3%
The Walt Disney Co.	12,125	1,422,263
Interactive Media & Services - 6.2%
Alphabet Inc. Class A (a)	3,020	4,329,230
Facebook, Inc. Class A (a)	11,625	2,616,671
Media - 2.9%
Discovery, Inc. Class A (a)	37,700	819,975
ViacomCBS Inc. Class B	115,041	2,385,950

Consumer Discretionary - 8.1%		9,065,298
Distributors - 1.8%
LKQ Corp. (a)	74,000	2,032,040
Hotels, Restaurants & Leisure - 1.4%
Darden Restaurants, Inc. (a)	9,400	722,484
Starbucks Corp.	10,625	828,644
Household Durables - 1.0%
TopBuild Corp. (a)	9,325	1,069,484
Internet & Direct Marketing Retail - 2.2%
eBay Inc.	54,795	2,495,364
Multiline Retail - 1.0%
Target Corp.	9,635	1,178,650
Specialty Retail - 0.7%
Bed Bath & Beyond Inc.	101,600	738,632

Consumer Staples - 6.4%		7,241,549
Beverages - 0.6%
MGP Ingredients, Inc.	19,200	720,192
Food & Staples Retailing - 3.0%
Sysco Corp.	20,200	1,114,232
Walgreens Boots Alliance, Inc.	53,250	2,286,555
Food Products - 1.9%
The Kraft Heinz Co.	69,025	2,103,192
Household Products - 0.9%
Kimberly-Clark Corp.	7,193	1,017,378

Energy - 4.2%		4,673,991
Energy Equipment & Services - 0.4%
Schlumberger Ltd.	24,244	447,787
Oil, Gas & Consumable Fuels - 3.8%
Chevron Corp.	10,820	992,194
Devon Energy Corp.	25,425	274,844
EOG Resources, Inc.	9,475	482,941
Exxon Mobil Corp.	29,470	1,340,001
Noble Energy, Inc.	26,800	233,964
Pioneer Natural Resources Co.	9,850	902,260

See Notes to Financial Statements.

LARGECAP FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2020

	Shares	Value
COMMON STOCKS (continued)

Financials - 16.8%		$18,878,818
Banks - 9.4%
Bank of America Corp.	102,575	2,474,109
Citigroup Inc.	47,915	2,295,608
Citizens Financial Group, Inc.	26,625	641,663
JPMorgan Chase & Co.	22,320	2,171,959
PNC Financial Services Group, Inc.	7,695	877,538
Truist Financial Corp.	15,432	567,589
Wells Fargo & Co.	37,775	999,904
Zions Bancorporation, N.A.	17,725	583,241
Capital Markets - 5.7%
Northern Trust Corp.	20,985	1,658,025
State Street Corp.	36,800	2,243,328
The Charles Schwab Corp.	36,000	1,292,760
The Goldman Sachs Group, Inc.	5,900	1,159,291
Consumer Finance - 0.6%
Discover Financial Services	15,120	718,351
Insurance - 1.1%
Fidelity National Financial, Inc.	37,475	1,195,452

Health Care - 20.4%		22,889,791
Biotechnology - 5.7%
AbbVie Inc.	20,225	1,874,251
Amgen Inc.	4,475	1,027,907
Exact Sciences Corp. (a)	38,350	3,293,498
MiMedx Group Inc. (a)	57,600	206,784
Health Care Equipment & Supplies - 0.7%
Abbott Laboratories	7,875	747,495
Health Care Providers & Services - 8.2%
Cigna Corp.	6,875	1,356,575
CVS Health Corp.	31,025	2,034,309
HCA Healthcare, Inc.	10,075	1,077,017
McKesson Corp.	15,485	2,457,005
UnitedHealth Group Inc.	7,700	2,347,345
Pharmaceuticals - 5.8%
Bristol-Myers Squibb Co.	35,525	2,121,553
Johnson & Johnson	6,725	1,000,344
Merck & Co., Inc.	14,800	1,194,656
Pfizer Inc.	56,325	2,151,052

Industrials - 6.7%		7,545,359
Aerospace & Defense - 1.0%
General Dynamics Corp.	7,800	1,145,274
Air Freight & Logistics - 1.6%
FedEx Corp.	13,825	1,804,992
Industrial Conglomerates - 2.2%
General Electric Co.	247,225	1,624,268
3M Co.	5,400	844,776

See Notes to Financial Statements.

LARGECAP FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2020

	Shares	Value
COMMON STOCKS (continued)

Industrials (continued)
Machinery - 1.0%
Westinghouse Air Brake Technologies Corp.	18,626	$1,137,490
Trading Companies & Distributors - 0.9%
HD Supply Holdings, Inc. (a)	31,175	988,559

Information Technology - 23.9%		26,873,398
Communications Equipment - 3.8%
Cisco Systems, Inc.	57,860	2,766,865
Lumentum Holdings Inc. (a)	10,625	779,025
Viavi Solutions Inc. (a)	58,735	680,739
Electronic Equipment, Instruments & Components - 2.8%
Corning Inc.	59,050	1,345,750
II-VI Inc. (a)	39,000	1,853,670
IT Services - 4.3%
Alliance Data Systems Corp.	48,400	2,242,372
Fiserv, Inc. (a)	9,924	1,059,585
PayPal Holdings, Inc. (a)	6,210	962,612
Visa Inc. Class A	3,250	634,530
Semiconductors & Semiconductor Equipment - 5.2%
Infineon Technologies A.G. ADR	93,575	1,982,854
NXP Semiconductors N.V.	12,400	1,191,640
Qualcomm Inc.	32,980	2,667,422
Software - 5.2%
Microsoft Corp.	20,476	3,752,227
Oracle Corp.	38,475	2,068,801
Technology Hardware, Storage & Peripherals - 2.6%
Apple Inc.	9,075	2,885,306

Materials - 1.5%		1,672,735
Metals & Mining - 1.5%
Freeport-McMoRan Inc.	184,425	1,672,735

Real Estate - 1.3%		1,475,800
Equity Real Estate Investment - 0.8%
Simon Property Group, Inc.	15,600	900,120
Real Estate Management & Development - 0.5%
Colliers Int'l. Group Inc.	11,200	575,680

RIGHTS - 0.1%		90,064
(COST $58,309)

Health Care - 0.1%		90,064
Pharmaceuticals - 0.1%
Bristol-Myers Squibb Co. CVR (a)	27,375	90,064

See Notes to Financial Statements.

LARGECAP FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2020

	Shares	Value
SHORT-TERM INVESTMENTS - 0.0%^		$43,596
(COST $43,596)

Money Market Funds - 0.0%^		43,596
First American Gov't. Obligations Fund Class X, 0.081% (b)	43,596	43,596

TOTAL INVESTMENTS - 99.8% (COST $115,311,304)		112,024,488

NET OTHER ASSETS AND LIABILITIES - 0.2%		234,733

NET ASSETS - 100.0%		$112,259,221

(a)	Non-income producing security.
(b)	Represents the 7-day yield at May 31, 2020.
^	Rounds to 0.0%.

Abbreviations:
ADR	American Depositary Receipt
A.G.	Aktiengesellschaft is the German term for a public limited liability corporation.
CVR	Contingent Value Right
N.V.	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”) and is licensed for use by Thompson Investment Management, Inc. Neither MSCI, S&P, nor any other party involved in making or compiling the GICS or any GICS classifications makes any warranties with respect thereto or the results to be obtained by the use thereof, and no such party shall have any liability whatsoever with respect thereto.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2020:

	Level 1	Level 2	Level 3	Total
Common stocks
Communication services	$11,574,089	$–	$–	$11,574,089
Consumer discretionary	9,065,298	–	–	9,065,298
Consumer staples	7,241,549	–	–	7,241,549
Energy	4,673,991	–	–	4,673,991
Financials	18,878,818	–	–	18,878,818
Health care	22,889,791	–	–	22,889,791
Industrials	7,545,359	–	–	7,545,359
Information technology	26,873,398	–	–	26,873,398
Materials	1,672,735	–	–	1,672,735
Real estate	1,475,800	–	–	1,475,800
Total common stocks	111,890,828	–	–	111,890,828
Rights
Health care	90,064	–	–	90,064
Total rights	90,064	–	–	90,064
Short-term investments
Money market funds	43,596	–	–	43,596
Total short-term investments	43,596	–	–	43,596
Total investments	$112,024,488	$–	$–	$112,024,488

The Fund did not invest in any level-3 investments as of and during the six-month period ended May 31, 2020.

For more information on valuation inputs, see financial statement Note 2 - Significant Accounting Policies.

See Notes to Financial Statements.

MIDCAP FUND INVESTMENT REVIEW (Unaudited)
May 31, 2020

Portfolio Managers
James T. Evans, CFA
Jason L. Stephens, CFA

Performance

The MidCap Fund produced a total return of -20.01% for the six-months ended May 31, 2020, as compared to its benchmark, the Russell Midcap Index, which returned -8.69%.

Comparison of Change in Value of a Hypothetical $10,000 Investment

Average Annual Total Returns
Through 05/31/20
	1 Year	3 Year	5 Year	10 Year
Thompson MidCap Fund	-9.31%	-4.05%	-0.07%	7.31%
Russell Midcap Index	2.63%	5.51%	5.94%	11.43%

Gross Expense Ratio as of 03/31/20 was 1.53%.

Net Expense Ratio after reimbursement as of 03/31/20 was 1.15%.*

*	The Advisor has contractually agreed to waive management fees and/or reimburse expenses incurred by the MidCap Fund through March 31, 2021, so that the annual operating expenses of the Fund do not exceed 1.15% of its average daily net assets. Net expense ratios are current as of the most recent Prospectus and are applicable to investors.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by calling 1-800-999-0887 or visiting www.thompsonim.com.

Results include the reinvestment of all dividends and capital gains distributions. Investment performance reflects all fee waivers that may be in effect. In the absence of such waivers, total return would be reduced. The performance information reflected in the graph and the table above does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares, nor does it imply future performance. The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index based on total market capitalization. You cannot directly invest in an index.

FTSE Russell is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. “FTSE®” and “Russell®” are trademarks of the London Stock Exchange Group.

See Notes to Financial Statements.

MIDCAP FUND INVESTMENT REVIEW (Unaudited) (Continued)
May 31, 2020

Management Commentary

Following a strong prior fiscal year, investors were confronted in March with a sudden drop in economic activity caused by social distancing and shelter-at-home mandates initiated globally to contain the spread of the COVID-19 virus. The ensuing demand shock subsequently resulted in precipitous declines in risk assets in March. While travel-related and energy companies were hit hardest, financial and consumer discretionary firms also performed relatively poorly. Additionally, larger company stocks significantly outperformed smaller company stocks.

While there certainly were companies in the Fund’s portfolio whose fortunes were changed permanently because of this crisis, we believe that many of the Fund’s worst performers maintain strong long-term franchises that have the potential to weather the storm and gain market share when the economy starts to recover. For those we felt had a tougher road ahead, we’ve either trimmed positions or sold outright, and moved into companies we believe have better prospects.

Coming into the fiscal year our primary concern was not related to the economy. Rather, it was the ever-widening valuation gap between growth and value stocks. Historically, this divergence has not held in the long-run, and we were concerned that investors were overvaluing one segment of the market and undervaluing another. As we’ve noted previously, our fundamental analysis naturally led us to tilt more toward value stocks over the last several years, which has hurt relative performance. The first half of the Fund’s fiscal year saw this phenomenon reach an even higher extreme, as the Russell Midcap Growth Index outperformed the Russell Midcap Value Index by over 19.5%.

We suspect an inflection point on this front may possibly finally arrive once investors have more visibility with respect to the scope and duration of the economy’s recovery. While uncertainty will remain high for some time, we should know materially more as we move into the summer and have the chance to see the results of relaxed social distancing efforts in Europe and Asia. We would anticipate that if outcomes are positive there, investors would likely be spurred to retreat somewhat from abject fear, and focus more on traditional risk/reward metrics.

Opinions expressed are subject to change, are not guaranteed and should not be considered investment advice.

Mutual fund investing involves risk. Principal loss is possible. Midcap companies tend to have more limited liquidity and greater volatility than large-capitalization companies. Investments in American Depositary Receipts (“ADRs”) are subject to some extent to the risks associated with directly investing in securities of foreign issuers, including the risk of changes in currency exchange rates, expropriation or nationalization of assets, and the impact of political, diplomatic, or social events. Investments in real estate securities may involve greater risk and volatility including greater exposure to economic downturns and changes in real estate values, rents, property taxes, and tax and other laws. A real estate investment trust’s (REIT’s) share price may decline because of adverse developments affecting the real estate industry.

Please refer to the Schedule of Investments on page 12 of this report for holdings information. The management commentary above as well as Fund holdings and asset/sector allocations should not be considered a recommendation to buy or sell any security. In addition, please note that Fund holdings and asset/sector allocations are subject to change.

The Russell Midcap Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values.

The Russell Midcap Value Index measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values.

Earnings Growth is a measure of growth in a company’s net income over a specific period, often one year. It is not a prediction of the Fund’s future returns.

See Notes to Financial Statements.

MIDCAP FUND INVESTMENT REVIEW (Unaudited) (Continued)
May 31, 2020

Sector Weightings at 05/31/20
% of Total Investments

Top 10 Equity Holdings at 05/31/20
		% of Fund’s
Company	Industry	Net Assets
Exact Sciences Corp.	Biotechnology	2.98%
LKQ Corp.	Distributors	2.70%
II-VI Inc.	Electronic Equipment, Instruments & Components	2.40%
Alliance Data Systems Corp.	IT Services	2.24%
First Horizon National Corp.	Banks	2.08%
MGP Ingredients, Inc.	Beverages	2.05%
Walgreens Boots Alliance, Inc.	Food & Staples Retailing	2.03%
Discover Financial Services	Consumer Finance	1.87%
Infineon Technologies A.G. ADR	Semiconductors & Semiconductor Equipment	1.87%
Jazz Pharmaceuticals PLC	Pharmaceuticals	1.77%

As of May 31, 2020, 98.8% of the Fund’s net assets were in equity and short-term investments.

See Notes to Financial Statements.

MIDCAP FUND SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2020

	Shares	Value
COMMON STOCKS - 98.5%		$37,002,430
(COST $38,322,432)

Communication Services - 1.8%		689,921
Entertainment - 0.8%
Take-Two Interactive Software, Inc. (a)	2,150	292,766
Media - 1.0%
Discovery, Inc. Class A (a)	18,260	397,155

Consumer Discretionary - 12.0%		4,502,005
Distributors - 2.7%
LKQ Corp. (a)	36,950	1,014,647
Hotels, Restaurants & Leisure - 1.2%
Darden Restaurants, Inc. (a)	6,000	461,160
Household Durables - 2.9%
Newell Brands, Inc.	49,126	646,007
TopBuild Corp. (a)	3,785	434,102
Internet & Direct Marketing Retail - 0.9%
Duluth Holdings Inc. Class B (a)	71,625	325,178
Specialty Retail - 1.8%
Bed Bath & Beyond Inc.	46,300	336,601
Urban Outfitters, Inc. (a)	20,610	349,133
Textiles, Apparel & Luxury Goods - 2.5%
Hanesbrands, Inc.	32,555	320,992
Skechers U.S.A., Inc. Class A (a)	19,610	614,185

Consumer Staples - 9.3%		3,530,529
Beverages - 3.0%
MGP Ingredients, Inc.	20,545	770,643
Molson Coors Brewing Co. Class B	9,805	372,198
Food & Staples Retailing - 3.8%
Performance Food Group Co. (a)	11,200	298,480
Sysco Corp.	6,950	383,362
Walgreens Boots Alliance, Inc.	17,710	760,467
Food Products - 2.5%
Lamb Weston Holdings, Inc.	5,660	339,940
The Kraft Heinz Co.	19,870	605,439

Energy - 2.9%		1,077,852
Energy Equipment & Services - 0.2%
Helmerich & Payne, Inc.	3,510	70,656
Oil, Gas & Consumable Fuels - 2.7%
Cameco Corp.	15,200	165,224
Cheniere Energy, Inc. (a)	4,045	179,396
Devon Energy Corp.	10,345	111,829
Noble Energy, Inc.	19,100	166,743
Parsley Energy, Inc. Class A	12,900	117,906
Pioneer Natural Resources Co.	2,905	266,098

See Notes to Financial Statements.

MIDCAP FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2020

	Shares	Value
COMMON STOCKS (continued)

Financials - 17.0%		$6,395,557
Banks - 8.0%
Associated Banc-Corp	46,758	655,080
Citizens Financial Group, Inc.	16,625	400,663
First Horizon National Corp.	83,670	782,314
Regions Financial Corp.	17,585	198,886
Truist Financial Corp.	10,091	371,147
Zions Bancorporation, N.A.	18,245	600,352
Capital Markets - 4.9%
Eaton Vance Corp.	12,990	468,289
Northern Trust Corp.	8,180	646,302
State Street Corp.	8,625	525,780
The Charles Schwab Corp.	5,250	188,528
Consumer Finance - 1.9%
Discover Financial Services	14,779	702,150
Insurance - 1.0%
Fidelity National Financial, Inc.	12,140	387,266
Thrifts & Mortgage Finance - 1.2%
Flagstar Bancorp, Inc.	16,000	468,800

Health Care - 13.7%		5,130,594
Biotechnology - 3.5%
Exact Sciences Corp. (a)	13,035	1,119,446
MiMedx Group Inc. (a)	20,015	71,854
Xencor, Inc. (a)	3,600	108,900
Health Care Equipment & Supplies - 1.2%
Accelerate Diagnostics, Inc. (a)	52,900	441,715
Health Care Providers & Services - 5.3%
Acadia Healthcare Co., Inc. (a)	16,660	476,643
Hanger, Inc. (a)	22,000	403,920
Henry Schein, Inc. (a)	2,730	165,766
McKesson Corp.	1,945	308,613
Premier, Inc. Class A (a)	15,430	536,810
Tivity Health, Inc. (a)	8,165	86,957
Pharmaceuticals - 3.7%
Aerie Pharmaceuticals, Inc. (a)	24,405	342,402
Bausch Health Cos., Inc. (a)	21,805	402,956
Jazz Pharmaceuticals PLC (a)	5,570	664,612

Industrials - 13.3%		5,009,913
Building Products - 2.2%
A.O. Smith Corp.	12,105	574,987
Trane Technologies PLC	2,975	268,375
Commercial Services & Supplies - 1.7%
Hudson Technologies, Inc. (a)	225,325	200,314
Mobile Mini, Inc.	13,115	420,205
Construction & Engineering - 1.0%
MasTec, Inc. (a)	9,740	381,321

See Notes to Financial Statements.

MIDCAP FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2020

	Shares	Value
COMMON STOCKS (continued)

Industrials (continued)
Electrical Equipment - 0.8%
Regal Beloit Corp.	3,805	$302,650
Machinery - 6.2%
Hillenbrand, Inc.	17,050	438,867
Ingersoll-Rand Inc. (a)	2,272	64,070
Kornit Digital Ltd. (a)	9,665	451,839
Mueller Water Products, Inc. Class A	30,225	282,301
REV Group, Inc.	39,995	243,970
SPX Corp. (a)	4,495	179,710
SPX Flow, Inc. (a)	13,845	478,760
Westinghouse Air Brake Technologies Corp.	3,225	196,951
Trading Companies & Distributors - 1.4%
HD Supply Holdings, Inc. (a)	16,575	525,593

Information Technology - 18.1%		6,776,437
Communications Equipment - 2.4%
Lumentum Holdings Inc. (a)	7,575	555,399
Viavi Solutions Inc. (a)	28,771	333,456
Electronic Equipment, Instruments & Components - 3.3%
Corning Inc.	14,800	337,292
II-VI Inc. (a)	18,940	900,218
IT Services - 4.4%
Alliance Data Systems Corp.	18,175	842,048
Black Knight, Inc. (a)	6,490	499,600
Fiserv, Inc. (a)	2,813	300,344
Semiconductors & Semiconductor Equipment - 4.9%
Infineon Technologies A.G. ADR	33,125	701,919
Marvell Technology Group Ltd.	18,204	593,814
NXP Semiconductors N.V.	5,750	552,575
Software - 1.6%
SS&C Technologies Holdings, Inc.	10,300	596,319
Technology Hardware, Storage & Peripherals - 1.5%
CPI Card Group Inc. (a)	150,397	209,052
Pure Storage, Inc. Class A (a)	20,125	354,401

Materials - 4.1%		1,533,925
Containers & Packaging - 2.4%
Berry Global Group, Inc. (a)	10,770	483,681
Crown Holdings, Inc. (a)	6,230	407,629
Metals & Mining - 1.7%
Freeport-McMoRan Inc.	60,845	551,864
Lundin Mining Corp.	19,350	90,751

See Notes to Financial Statements.

MIDCAP FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2020

	Shares	Value
COMMON STOCKS (continued)

Real Estate - 5.3%		$1,989,779
Equity Real Estate Investment - 3.7%
DiamondRock Hospitality Co.	52,225	312,828
Host Hotels & Resorts Inc.	24,225	289,246
Kimco Realty Corp.	27,310	303,414
Service Properties Trust	28,505	192,409
Simon Property Group, Inc.	5,210	300,617
Real Estate Management & Development - 1.6%
Colliers Int’l. Group Inc.	7,100	364,940
FirstService Corp.	2,425	226,325

Utilities - 1.0%		365,918
Electric Utilities - 0.4%
Xcel Energy, Inc.	2,080	135,262
Multi-Utilities - 0.6%
MDU Resources Group, Inc.	10,600	230,656

SHORT-TERM INVESTMENTS - 0.3%		100,000
(COST $100,000)

Money Market Funds - 0.3%		100,000
First American Gov’t. Obligations Fund Class X, 0.081% (b)	100,000	100,000

TOTAL INVESTMENTS - 98.8% (COST $38,422,432)		37,102,430

NET OTHER ASSETS AND LIABILITIES - 1.2%		439,556

NET ASSETS - 100.0%		$37,541,986

(a)	Non-income producing security.
(b)	Represents the 7-day yield at May 31, 2020.

Abbreviations:
ADR	American Depositary Receipt
A.G.	Aktiengesellschaft is the German term for a public limited liability corporation.
N.V.	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PLC	Public Limited Company

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”) and is licensed for use by Thompson Investment Management, Inc. Neither MSCI, S&P, nor any other party involved in making or compiling the GICS or any GICS classifications makes any warranties with respect thereto or the results to be obtained by the use thereof, and no such party shall have any liability whatsoever with respect thereto.

See Notes to Financial Statements.

MIDCAP FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2020

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2020:

	Level 1	Level 2	Level 3	Total
Common stocks
Communication services	$689,921	$–	$–	$689,921
Consumer discretionary	4,502,005	–	–	4,502,005
Consumer staples	3,530,529	–	–	3,530,529
Energy	1,077,852	–	–	1,077,852
Financials	6,395,557	–	–	6,395,557
Health care	5,130,594	–	–	5,130,594
Industrials	5,009,913	–	–	5,009,913
Information technology	6,776,437	–	–	6,776,437
Materials	1,533,925	–	–	1,533,925
Real estate	1,989,779	–	–	1,989,779
Utilities	365,918	–	–	365,918
Total common stocks	37,002,430	–	–	37,002,430
Short-term investments
Money market funds	100,000	–	–	100,000
Total short-term investments	100,000	–	–	100,000
Total investments	$37,102,430	$–	$–	$37,102,430

The Fund did not invest in any level-3 investments as of and during the six-month period ended May 31, 2020.

For more information on valuation inputs, see financial statement Note 2 - Significant Accounting Policies.

See Notes to Financial Statements.

BOND FUND INVESTMENT REVIEW (Unaudited)
May 31, 2020

Portfolio Managers
James T. Evans, CFA
Jason L. Stephens, CFA

Performance

The Bond Fund produced a total return of -7.62% for the six-months ended May 31, 2020, as compared to its benchmark, the Bloomberg Barclays U.S. Government/Credit 1-5 Year Index, which returned 3.83%, and as compared to the Bloomberg Barclays U.S. Credit 1-5 Year Index, which returned 2.82%.

Comparison of Change in Value of a Hypothetical $10,000 Investment

Average Annual Total Returns
Through 05/31/20
	1 Year	3 Year	5 Year	10 Year
Thompson Bond Fund	-5.50%	0.11%	1.68%	2.98%
Bloomberg Barclays U.S. Gov’t./Credit 1-5 Year Index	5.85%	3.33%	2.53%	2.27%
Bloomberg Barclays U.S. Credit 1-5 Year Index	5.48%	3.54%	2.92%	3.07%

Gross Expense Ratio as of 03/31/20 was 0.71%.	30-Day SEC Yield as of 05/31/20 was 5.37%.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by calling 1-800-999-0887 or visiting www.thompsonim.com.

Results include the reinvestment of all dividends and capital gains distributions. Investment performance reflects all fee waivers that may have been in effect. In the absence of such waivers, total return would have been reduced. The performance information reflected in the graph and the table above does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares, nor does it imply future performance. The Bloomberg Barclays U.S. Government/Credit 1-5 Year Index is a market-value-weighted index of all investment-grade bonds with maturities of more than one year and less than 5 years. The Bloomberg Barclays U.S. Credit 1-5 Year Index is a market-value-weighted index which includes virtually every major investment-grade rated corporate bond with 1-5 years remaining until maturity that serves as a supplementary benchmark. You cannot directly invest in an index.

Bloomberg® is a trademark and service mark of Bloomberg Finance L.P. Barclays® is a trademark and service mark of Barclays Bank PLC.

See Notes to Financial Statements.

BOND FUND INVESTMENT REVIEW (Unaudited) (Continued)
May 31, 2020

Management Commentary

A potential rise in interest rates has long been the primary risk we have sought to mitigate when managing the Fund. Entering the fiscal year, we were especially attuned to this worry because Treasuries in the 1-5-year maturity range yielded 1.75% or less, with only slightly better yields for longer-maturity 10- and 30-year bonds. The high durations of such securities relative to their coupons threatened to create losses for investors if rates rose meaningfully. Given a strong economy, a large federal budget deficit, and a Federal Reserve that had been raising rates in 2019, we were comfortable substituting credit risk in place of interest-rate risk in the search for a competitive return. As such, a majority of the bonds in the Fund are credit-oriented, either in the form of corporate debt, asset-backed securities or commercial mortgage-backed securities. More than half fall within the BBB-rated tier, and many are not part of traditional bond indices, which typically results in slightly higher yields for those securities. Only about 20% of the Fund coming into the fiscal year was invested in government or government-related bonds such as Treasuries, Agencies, and Agency-backed mortgages.

Unfortunately, this was precisely the wrong allocation to have when the new economic reality of a social distancing lockdown was implemented in March to mitigate the spread of COVID-19, a black swan event for which the Fund was not positioned. With a recession stemming from government-imposed restrictions likely, investors grew fearful of credit risk, and spreads on many of our bonds widened significantly. Some portions of the portfolio, including bonds backed by energy companies, asset-backed bonds, and commercial real estate bonds, widened far more than we would have expected based on their prior history. While the magnitude of the Fund’s downdraft surprised us, given the unprecedented step of voluntarily shutting down the global economy overnight we did not feel it was unreasonable that spreads gapped out. Investors appear simply to have been demanding to be paid to put up with the high degree of uncertainty surrounding any potential recovery.

Given what happened and the positioning of the Fund, to prevent a downdraft would have required us to concentrate a greater portion of the Fund within government bonds prior to the downturn. The very risk we were worried about, high duration on Treasuries relative to their coupons, benefited those bonds as they appreciated meaningfully as yields fell further. Because of the Fund’s short duration, it did not benefit from this shift.

It is too early to know for sure whether the economic disruption that has occurred will create additional challenges that have not already been priced into the market. While there has been a sharp recovery in index eligible corporate bonds thanks to extensive fiscal and monetary intervention, we do not expect an immediate “V” shaped bounce in the most affected holdings of the Fund. We feel there is simply too much uncertainty regarding the lasting damage to the economy from the shutdown. Instead, we anticipate the Fund will have to earn its way back over time by simply clipping the larger interest rate coupons that credit-oriented bonds tend to provide. To that end the 5.37% 30-day SEC yield of the Fund at fiscal year-end is helpful. Even so, we anticipate continued volatility.

While the degree of volatility in the Fund’s performance this period was not expected or desired, we do feel it remains a competitive alternative going forward. We believe competitors and benchmarks that rely on large government allocations will be challenged. The 10-year Treasury finished the semi-annual period at a 0.65% yield, with 3- and 5-year Treasuries well below 0.5%. It seems to us that to justify purchases of such securities, further declines in interest rates from here will be necessary. Any substantial rise in yields risks generating a negative overall return for the securities over single-year time periods. With the federal budget deficit soaring to roughly 15% of GDP, easily the highest mark since World War II, it is not hard to envision an excessive supply of Treasury securities flooding the market and driving up their yields. Perhaps the Federal Reserve can absorb all this additional indebtedness without driving rates up, but it’s not a risk/reward scenario we find favorable.

This reminds us most of the downdraft the Fund experienced in 2008 during the financial crisis. As was necessary then, we anticipate extensive government intervention will be required to successfully stem the economic damage from the pandemic. The efficacy of these efforts is too early to fully determine. It will take time for the Fund to generate the interest to work toward a retracement of its recent decline, and we are focused on that end. We do believe there are opportunities to be had in this environment, though.

Opinions expressed are subject to change, are not guaranteed and should not be considered investment advice.

Mutual fund investing involves risk. Principal loss is possible. Investments in debt securities typically decrease in value when interest rates rise. The risk is usually greater for longer-term debt securities. Investments in bonds of foreign issuers involve greater volatility, political and economic risks, and differences in accounting methods. Investment by the Fund in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities.

See Notes to Financial Statements.

BOND FUND INVESTMENT REVIEW (Unaudited) (Continued)
May 31, 2020

Please refer to the Schedule of Investments on page 21 of this report for holdings information. The management commentary above as well as Fund holdings should not be considered a recommendation to buy or sell any security. In addition, please note that Fund holdings are subject to change.

The federal government guarantees interest payments from government securities while dividend payments carry no such guarantee. Government securities, if held to maturity, guarantee the timely payment of principal and interest.

Coupon is the annual interest rate paid on a bond, expressed as a percentage of the face value and paid from issue date until maturity.

Duration is a commonly used measure of the potential volatility of the price of a debt security, or the aggregate market value of a portfolio of debt securities, prior to maturity. Securities with a longer duration generally have more volatile prices than securities of comparable quality with a shorter duration.

SEC Yield is a standardized yield computed by dividing the net investment income per share earned during the 30-day period prior to quarter-end and was created to allow for fairer comparisons among bond funds.

Spread is the percentage point difference between yields of various classes of bonds compared to treasury bonds.

Yield is the income earned from a bond, which takes into account the sum of the interest payment, the redemption value at the bond’s maturity, and the initial purchase price of the bond.

Although the makeup of the Bond Fund’s portfolio is constantly changing, as of May 31, 2020, 69.74% of the Fund’s portfolio was invested in corporate bonds. Due to prevailing market conditions, the percentage of corporate bonds held in the Fund’s portfolio over the past 5 years has generally equaled or exceeded the percentage of corporate bonds held in the Fund’s portfolio as of that date. In addition, as of that date 43.60% of the Fund’s portfolio was invested in securities rated BBB by Standard & Poor’s, while an additional 8.06% of the Fund’s portfolio was rated below investment-grade and 34.41% of the Fund’s portfolio was not rated by Standard & Poor’s. For portfolio information current as of the most recent quarter-end, please call 1-800-999-0887 or visit our website at www.thompsonim. com. Compared to a portfolio that is more evenly allocated between government and corporate bonds, a portfolio that is heavily allocated to corporate bonds may provide higher returns but is also subject to greater levels of credit and liquidity risk and to greater price fluctuations. A portfolio that is significantly allocated to bonds having lower and below-investment-grade ratings may also be subject to greater levels of credit and liquidity risk and experience greater price fluctuations than a portfolio comprised of higher-rated investment-grade bonds.

Asset Allocation at 05/31/20
(Includes cash equivalents)
% of Total Investments
Corporate Bonds	69.74%
Asset-Backed Securities	13.85%
U.S. Government Agency Mortgage-Backed Securities	8.44%
Commercial Mortgage-Backed Securities	3.12%
Convertible Bonds	2.54%
Residential Mortgage-Backed Securities	1.37%
Taxable Municipal Bonds	0.53%
Sovereign Bonds	0.38%
U.S. Government & Agency Securities	0.03%
100.00%

Quality Composition at 05/31/20^
(Includes cash equivalents)
% of Total Investments
U.S. Government & Agency Issues	8.47%
AAA	1.33%
AA	1.07%
A	10.68%
BBB	64.00%
BB and Below	12.31%
Not Rated	2.14%
100.00%

^	The Bond Fund’s quality composition is calculated using ratings from Standard & Poor’s. If Standard & Poor’s does not rate a holding then Moody’s is used. If Standard & Poor’s and Moody’s do not rate a holding then Fitch is used. For certain securities that are not rated by any of these three agencies, credit ratings from other Nationally Recognized Statistical Credit Rating Organization (NRSRO) agencies may be used. Not rated category includes holdings that are not rated by any NRSRO. All ratings are as of 05/31/20.

See Notes to Financial Statements.

BOND FUND INVESTMENT REVIEW (Unaudited) (Continued)
May 31, 2020

Top 10 Bond Holdings by Issuer at 05/31/20
% of Fund’s Net Assets
Ginnie Mae REMIC Trust	3.48%
Freddie Mac REMIC	3.24%
Marathon Petroleum Corp.	2.23%
Barclays PLC	1.97%
MPLX LP	1.57%
Flagstar Bancorp, Inc.	1.46%
General Electric Co.	1.42%
Steel Dynamics, Inc.	1.36%
Deutsche Bank AG	1.36%
EQT Corp.	1.33%

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2020

	Rate (%)	Maturity Date	Principal Amount	Value
BONDS - 97.5%				$2,753,701,836
(COST $3,017,632,850)

Asset-Backed Securities - 13.5%				381,422,780
AASET Trust, Series 2018-1A B (f)	5.437	01/16/38	7,546,459	3,992,807
Air Canada, Series 2013-1B (f)	5.375	11/15/22	382,986	340,056
Air Canada, Series 2015-1B (f)	3.875	09/15/24	1,656,468	1,391,209
America West Airlines, Series 2001-1	7.100	10/02/22	1,878,685	1,531,126
American Airlines, Series 2013-2 A	4.950	07/15/24	305,737	240,021
American Airlines, Series 2014-1 B	4.375	04/01/24	104,462	62,612
American Airlines, Series 2015-1 B	3.700	11/01/24	2,681,909	1,624,803
American Airlines, Series 2015-2 B	4.400	03/22/25	4,227,318	2,520,353
American Airlines, Series 2016-1 B	5.250	07/15/25	1,368,761	867,347
Aqua Finance Trust, Series 2017-A C (f)	8.350	11/15/35	1,750,000	1,713,680
Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A A (f)	4.213	12/16/41	634,053	485,964
British Airways PLC, Series 2013-1 B (f)	5.625	12/20/21	4,380	4,371
Burlington Northern and Santa Fe Railway Co. Trust, Series 2002-1	5.943	01/15/23	2,043	2,097
Business Jet Securities, LLC, Series 2018-1 A (f)	4.335	02/15/33	1,578,064	1,375,445
Business Jet Securities, LLC, Series 2018-1 B (f)	6.048	02/15/33	2,605,250	2,014,186
Business Jet Securities, LLC, Series 2019-1 B (f)	5.193	07/15/34	1,835,115	1,196,976
Cajun Global LLC, Series 2017-1A A2 (f)	6.500	08/20/47	20,930,000	19,438,319
Cibolo Canyons Special Improvement District (f)	4.250	08/20/34	2,520,000	2,469,600
CLIF V Holdings LLC, Series 2013-1A (f)	2.830	03/18/28	5,604,000	5,554,521
CLIF V Holdings LLC, Series 2013-2A (f)	3.220	06/18/28	6,608,297	6,538,291
CLIF V Holdings LLC, Series 2018-1H A (f)	6.020	08/19/43	2,041,900	2,055,990
Coinstar Funding, LLC, Series 2017-1A A2 (f)	5.216	04/25/47	27,446,150	26,394,038
Continental Airlines, Series 2012-2 B	5.500	04/29/22	5,522,195	5,221,370
Cronos Containers Program I Ltd., Series 2013-1A A (f)	3.080	04/18/28	3,527,708	3,458,512
Cronos Containers Program I Ltd., Series 2014-1A A (f)	3.040	08/18/29	710,280	703,383
DCAL Aviation Finance Ltd., Series 2015-1A A1 (f)	4.213	02/15/40	1,356,388	949,516
Delta Air Lines, Series 2007-1 B	8.021	02/10/24	1,225,937	932,673
Domino's Pizza Master Issuer LLC, Series 2017-1A A2I
(3 month LIBOR + 1.250%, floor 0.000%) (c)(f)	2.241	07/25/47	10,339,875	10,094,717
ECAF I Ltd., Series 2015-1A A2 (f)	4.947	06/15/40	10,044,018	8,399,694
ECAF I Ltd., Series 2015-1A B1 (f)	5.802	06/15/40	21,086,196	12,986,904
Element Rail Leasing LLC, Series 2014-1A B1 (f)	4.406	04/19/44	13,658,750	13,736,960
EngenCap ABS Trust, Series 2016-1 A (f)	3.670	12/21/26	5,107,852	5,095,506
GAIA Aviation Ltd. ( TAILWIND), Series 2019-1 B (f)	5.193	12/15/44	4,311,752	2,372,559
Global Container Assets Ltd., Series 2015-1A A2 (f)	3.450	02/05/30	3,648,561	3,622,823
Global SC Finance II SRL (SEACO), Series 2013-1A A (f)	2.980	04/17/28	5,250,000	5,219,904
Global SC Finance II SRL (SEACO), Series 2014-1A A1 (f)	3.190	07/17/29	3,400,000	3,328,196
Harley Marine Financing LLC, Series 2018-1A A2 (f)	5.682	05/15/43	14,017,091	12,726,970
HOA Funding LLC, Series 2014-1A A2 (f)	4.846	08/20/44	15,045,000	14,066,473
Horizon Aircraft Finance I Ltd., Series 2018-1 B (f)	5.270	12/15/38	2,702,399	1,455,772
HP Communities LLC (f)	5.320	03/15/23	187,485	195,171
Icon Brand Holdings LLC, Series 2012-1A A (f)	4.229	01/25/43	7,391,189	5,364,992
JOL Air Limited, Series 2019-1 B (f)	4.948	04/15/44	907,397	496,026
KDAC Aviation Finance Ltd., Series 2017-1A B (f)	5.926	12/15/42	17,132,629	9,137,920
Kestrel Aircraft Funding Ltd., Series 2018-1A B (f)	5.500	12/15/38	2,691,017	1,445,137
Korth Direct Mortgage Inc., Series 19-N008Q (f)	5.500	01/25/25	3,300,000	3,143,166
Labrador Aviation Finance Ltd., Series 2016-1A B1 (f)	5.682	01/15/42	34,041,661	20,591,191

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2020

	Rate (%)	Maturity Date	Principal Amount	Value
BONDS (continued)

Asset-Backed Securities (continued)
Latam Airlines Group, Series 2015-1 B (b)	4.500	08/15/25	3,664,131	$2,201,122
MAPS Ltd., Series 2018-1A B (f)	5.193	05/15/43	2,128,193	1,155,435
ME Funding, LLC, Series 2019-1 A2 (f)	6.448	07/30/49	22,885,000	17,480,250
Merlin Aviation Holdings D.A.C., Series 2016-1 A (f)	4.500	12/15/32	7,510,001	6,287,577
Merlin Aviation Holdings D.A.C., Series 2016-1 B (f)	6.500	12/15/32	1,554,779	885,250
METAL LLC, Series 2017-1 A (f)	4.581	10/15/42	16,411,490	11,535,996
METAL LLC, Series 2017-1 B (f)	6.500	10/15/42	26,657,035	13,138,682
Mosaic Solar Loans, LLC, Series 2017-2A C (f)	2.000	06/22/43	1,430,062	1,192,592
Northwest Airlines, Series 2002-1 G-2	6.264	05/20/23	413,087	388,291
Norwegian Air Shuttle ASA, Series 2016-1 A (b)(f)	4.875	11/10/29	5,871,812	3,816,926
Oportun Funding, LLC, Series 2018-A B (f)	4.450	03/08/24	5,000,000	4,619,513
Pioneer Aircraft Finance Ltd., Series 2019-1 B (f)	4.948	06/15/44	1,419,643	769,436
PNMAC GMSR Issuer Trust, Series 2018-GT1 A
(1 month LIBOR + 2.850%, floor 2.850%) (c)(f)	3.018	02/25/23	4,000,000	3,570,078
PROP Limited, Series 2017-1 B (f)	6.900	03/15/42	4,296,552	1,718,621
Prudential Securities Structured Assets, Inc., Series 1998-1 A
(1 month LIBOR + 0.420%, floor 0.000%) (c)(f)	0.750	03/02/25	9,047,409	8,199,902
Sapphire Aviation Finance I Ltd., Series 2018-1A B (f)	5.926	03/15/40	9,598,908	5,174,471
SBA Tower Trust, Series 2015-1 (f)	3.156	10/10/45	3,100,000	3,105,200
S-Jets Limited, Series 2017-1 B (f)	5.682	08/15/42	12,342,901	6,712,136
SMB Private Education Loan Trust, Series 2014-A C (f)	4.500	09/15/45	7,000,000	6,982,944
Solarcity Lmc Series VI LLC, Series 2016-A B (f)	6.850	09/20/48	4,858,823	4,696,284
Sprite Limited, Series 2017-1 B (f)	5.750	12/15/37	14,297,240	7,591,873
Taco Bell Funding, LLC, Series 2016-1A A2II (f)	4.377	05/25/46	1,164,000	1,177,630
TAL Advantage V LLC, Series 2013-1A A (f)	2.830	02/22/38	2,784,375	2,754,631
TAL Advantage V LLC, Series 2014-1A B (f)	4.100	02/22/39	2,099,998	2,093,557
TAL Advantage V LLC, Series 2014-2A A2 (f)	3.330	05/20/39	1,448,333	1,434,510
Textainer Marine Containers V Ltd., Series 2017-1A B (f)	4.850	05/20/42	2,958,881	2,819,739
Textainer Marine Containers V Ltd., Series 2017-2A B (f)	4.750	06/20/42	518,775	502,502
TGIF Funding LLC, Series 2017-1A A2 (f)	6.202	04/30/47	28,200,000	24,409,638
Thunderbolt Aircraft Lease Ltd., Series 2017-A B (f)	5.750	05/17/32	3,909,115	2,145,500
Thunderbolt Aircraft Lease Ltd., Series 2019-1 B (f)	4.750	11/15/39	1,949,554	956,557
United Air Lines, Series 2013-1 B	5.375	02/15/23	1,368,004	1,254,411
US Airways, Series 2001-1 G	7.076	09/20/22	261,129	254,930
US Airways, Series 2012-2B	6.750	12/03/22	2,143,235	1,696,819
US Airways, Series 2013-1B	5.375	05/15/23	1,200,349	906,754
Wingstop Funding LLC, Series 2018-1 A2 (f)	4.970	12/05/48	1,217,700	1,233,676

Commercial Mortgage-Backed Securities - 3.1%				85,797,882
CG-CCRE Commercial Mortgage Trust, Series 2014-FL1 D
(1 month LIBOR + 2.750%, floor 2.750%) (c)(f)	2.934	06/15/31	12,000,000	11,995,211
COMM Mortgage Trust, Series 2012-CR3 E (c)(f)	4.909	10/15/45	5,000,000	2,502,817
COMM Mortgage Trust, Series 2013-CR9 D (c)(f)	4.386	07/10/45	4,898,000	3,908,422
COMM Mortgage Trust, Series 2013-CR11 D (c)(f)	5.286	08/10/50	5,000,000	3,466,362
COMM Mortgage Trust, Series 2014-CC17 D (c)(f)	5.009	05/10/47	5,210,000	3,407,171
COMM Mortgage Trust, Series 2014-UBS4 D (c)(f)	4.863	08/10/47	9,740,000	4,582,288
Credit Suisse Commercial Mortgage Securities Corp.,
Series 2019-SKLZ C (1 month LIBOR + 2.750%, floor 2.750%) (c)(f)	2.934	01/15/34	2,500,000	2,254,657

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2020

	Rate (%)	Maturity Date	Principal Amount	Value
BONDS (continued)

Commercial Mortgage-Backed Securities (continued)
CSAIL Commercial Mortgage Trust, Series 2015-C3 D (c)	3.494	08/15/48	5,795,000	$3,890,270
GS Mortgage Securities Trust, Series 2010-C1 E (f)	4.000	08/10/43	17,741,000	13,521,039
GS Mortgage Securities Trust, Series 2014-GC24 D (c)(f)	4.665	09/10/47	2,955,000	2,069,801
J.P. Morgan Chase Commercial Mortgage Securities Trust,
Series 2014-C20 D (c)(f)	4.752	07/15/47	5,000,000	2,731,614
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C22 D (c)(f)	4.706	09/15/47	4,966,000	1,702,276
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C18 D (f)	3.389	10/15/47	5,000,000	3,561,616
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C22 D (c)(f)	4.368	04/15/48	5,000,000	3,586,085
Morgan Stanley Capital I Trust, Series 2011-C2 B (f)	5.200	06/15/44	1,570,000	1,591,071
Morgan Stanley Capital I Trust, Series 2011-C2 D (c)(f)	5.661	06/15/44	1,000,000	645,951
MSCG Trust (Morgan Stanley/Citigroup Global), Series 2016-SNR D (f)	6.550	11/15/34	386,750	378,157
Palisades Center Trust, Series 2016-PLSD B (f)	3.357	04/13/33	4,500,000	4,094,831
Tharaldson Hotel Portfolio Trust, Series 2018-THL D
(1 month LIBOR + 2.000%, floor 2.100%) (c)(f)	2.247	11/11/34	4,900,986	4,213,990
Wells Fargo Commercial Mortgage Trust, Series 2014-LC16 D (f)	3.938	08/15/50	8,072,000	6,020,352
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22 B (c)	4.687	09/15/58	800,000	810,828
Wells Fargo Commercial Mortgage Trust, Series 2017-SMP A
(1 month LIBOR + 0.750%, floor 0.750%) (c)(f)	0.934	12/15/34	1,625,000	1,534,250
WFRBS Commercial Mortgage Trust, Series 2014-C21 D (f)	3.497	08/15/47	5,000,000	3,328,823

Convertible Bonds - 2.5%				70,092,472
American Realty Capital Properties, Inc.	3.750	12/15/20	1,434,000	1,398,485
Colony Capital, Inc.	5.000	04/15/23	19,225,000	15,166,557
Greenbrier Cos., Inc.	2.875	02/01/24	3,519,000	2,863,368
Hope Bancorp Inc.	2.000	05/15/38	22,750,000	18,143,125
Two Harbors Investment Corp.	6.250	01/15/22	33,570,000	32,520,937

Corporate Bonds - 68.0%				1,920,605,149
Adani Abbot Point Terminal Pty. Ltd. (f)	4.450	12/15/22	15,670,000	13,327,932
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust	4.625	10/30/20	1,580,000	1,573,672
Air Lease Corp.	2.500	03/01/21	104,000	101,300
Air Lease Corp.	3.875	04/01/21	500,000	488,971
Air Lease Corp.	3.375	06/01/21	1,312,000	1,263,422
Aircastle Ltd.	5.125	03/15/21	9,562,000	9,374,664
Aircastle Ltd.	5.500	02/15/22	1,590,000	1,494,346
Ally Financial Inc.	7.500	09/15/20	525,000	529,085
Ally Financial Inc.	4.250	04/15/21	3,600,000	3,636,000
American International Group, Inc.	3.375	08/15/20	258,000	259,432
American International Group, Inc.	3.300	03/01/21	500,000	508,712
Ameris Bancorp (5.750% to 03/15/22, then 3 month LIBOR + 3.616%) (c)	5.750	03/15/27	5,000,000	5,194,314
AmTrust Financial Services, Inc.	6.125	08/15/23	39,078,000	36,891,426
Andeavor LLC	5.125	04/01/24	3,380,000	3,448,147
Arbor Realty Trust, Inc.	5.625	05/01/23	16,495,000	15,513,336
Arbor Realty Trust, Inc. (f)	5.750	04/01/24	10,000,000	9,283,066
Arbor Realty Trust, Inc. (f)	4.750	10/15/24	10,000,000	9,006,414

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2020

	Rate (%)	Maturity Date	Principal Amount	Value
BONDS (continued)

Corporate Bonds (continued)
Arbor Realty Trust, Inc.	4.750	10/15/24	1,000,000	$900,641
Aspen Insurance Holdings Ltd.	4.650	11/15/23	2,377,000	2,491,871
Assured Guaranty US Holdings Inc. (3 month LIBOR + 2.380%) (c)	3.121	12/15/66	31,751,000	20,005,980
Astoria Financial Corp.	3.500	06/08/20	4,970,000	4,969,745
AutoNation, Inc.	3.350	01/15/21	19,105,000	19,181,806
Avana Bonhon, LLC (f)	6.125	09/15/24	5,000,000	5,182,128
BAC Capital Trust XIII (Greater of 4.000% or
3 month LIBOR + 0.400%, floor 4.000%) (c)(e)	4.000	06/15/20	2,600,000	2,198,963
BAC Capital Trust XIV (3 month LIBOR + 0.400%, floor 4.000%) (c)(e)	4.000	06/15/20	4,000,000	3,506,040
Banc of California, Inc.	5.250	04/15/25	5,400,000	5,574,556
Bank of America Corp. (5.200% to 06/01/23,
then 3 month LIBOR + 3.135%) (c)(e)	5.200	06/01/23	2,500,000	2,406,250
Bank of America Corp. (5.125% to 06/20/24,
then 3 month LIBOR + 3.292%) (c)(e)	5.125	06/20/24	5,285,000	5,126,450
Bank of America Corp. (4.0 times (USISDA10 - USISDA02 - 0.250%),
floor 0.000%, cap 10.000%) (c)	0.444	11/19/30	671,000	473,150
Bank of Montreal (4.800% to 08/25/24, then H15T5Y + 2.979%) (c)(e)	4.800	08/25/24	6,977,000	6,832,611
Bank of New York Mellon Corp. (4.950% to 06/20/20,
then 3 month LIBOR + 3.420%) (c)(e)	4.950	09/20/20	9,989,000	9,419,827
Bank of the Ozarks, Inc. (5.500% to 07/01/21,
then 3 month LIBOR + 4.425%) (c)	5.500	07/01/26	20,370,000	20,309,107
Barclays Bank PLC	5.140	10/14/20	29,698,000	30,108,485
Barclays Bank PLC (CPI YOY + 1.000%, floor 0.000%) (c)	3.335	03/16/23	4,435,000	4,228,790
Barclays Bank PLC (3 month LIBOR + 0.650%,
floor 1.650%, cap 6.000%) (c)	1.650	02/05/25	15,000,000	14,545,647
Barclays Bank PLC (5.0 times (USISDA30 - USISDA05),
floor 0.000%, cap 10.000%) (c)	0.353	04/30/29	2,425,000	2,208,622
Barclays Bank PLC (8.0 times (USISDA30 - USISDA05 - 0.250%),
floor 0.000%, cap 8.000%) (c)	2.672	08/28/29	3,618,000	3,148,282
Barclays PLC	2.875	06/08/20	1,236,000	1,236,371
Bay Banks of Virginia, Inc. (5.625% to 10/15/24,
then SOFRRATE + 4.335%) (c)(f)	5.625	10/15/29	3,000,000	3,141,164
BCB Bancorp, Inc. (5.625% to 08/01/23,
then 3 month LIBOR + 2.720%) (c)(f)	5.625	08/01/28	9,000,000	9,501,392
Becton Dickinson and Co.	2.404	06/05/20	225,000	224,978
Becton Dickinson and Co. (3 month LIBOR + 1.030%) (c)	2.031	06/06/22	25,355,000	25,094,348
Best Buy Co., Inc.	5.500	03/15/21	391,000	400,395
BHP Billiton Finance USA Ltd. (6.250% to 10/19/20, then USSW5
+4.971% to 10/19/25, +5.221% to 10/19/40, then +5.971%) (c)(f)	6.250	10/19/75	7,951,000	8,048,002
Block Financial LLC	4.125	10/01/20	19,165,000	19,250,080
Block Financial LLC	5.500	11/01/22	1,532,000	1,622,297
Block Financial LLC	5.250	10/01/25	6,655,000	7,030,871
Building Materials Corp. (f)	5.375	11/15/24	19,176,000	19,511,580
Capital Funding Bancorp, Inc. (f)	6.000	12/01/23	20,000,000	21,270,835
Carnival Corp.	3.950	10/15/20	10,259,000	10,052,175
Carpenter Technology Corp.	5.200	07/15/21	3,665,000	3,668,707
Carpenter Technology Corp.	4.450	03/01/23	2,000,000	1,971,514
Centene Corp.	4.750	05/15/22	2,000,000	2,025,100

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2020

	Rate (%)	Maturity Date	Principal Amount	Value
BONDS (continued)

Corporate Bonds (continued)
Charles Schwab Corp. (4.625% to 03/01/22,
then 3 month LIBOR + 3.315%) (c)(e)	4.625	03/01/22	21,618,000	$20,320,920
Charles Schwab Corp. (5.375% to 06/01/25,
then H15T5Y + 4.971%) (c)(e)	5.375	06/01/25	3,000,000	3,178,350
Charter Communications Operating LLC /
Charter Communications Operating	3.579	07/23/20	416,000	416,021
Citigroup Global Markets Holdings Inc.	3.000	03/29/21	100,000	99,609
Citigroup Global Markets Holdings Inc.
(6.400% to 01/20/21, then (15 x (USISDA30 - USISDA02)
subject to index barriers, floor 0.000%, cap 6.400%) (c)	6.400	01/29/35	5,000,000	4,476,000
Citigroup, Inc. (4.0 times (USISDA30 - USISDA05),
floor 0.000%, cap 10.000%) (c)	1.340	07/09/28	740,000	627,890
Citigroup, Inc. (4.0 times (USISDA30 - USISDA05),
floor 0.000%, cap 10.000%) (c)	2.064	11/15/28	245,000	204,257
Citigroup, Inc. (4.0 times (USISDA30 - USISDA02),
floor 0.000%, cap 8.150%) (c)	1.164	03/26/29	1,303,000	1,125,531
Citigroup, Inc. (5.0 times (USISDA30 - USISDA05),
floor 0.000%, cap 10.000%) (c)	1.375	03/28/29	936,000	791,107
Citigroup, Inc. (5.5 times (USISDA30 - USISDA05),
floor 0.000%, cap 10.000%) (c)	1.909	04/29/29	269,000	242,046
Citigroup, Inc. (4.0 times (USISDA30 - USISDA02),
floor 0.000%, cap 10.000%) (c)	1.636	12/23/29	1,152,000	929,359
Citigroup, Inc. (4.0 times (USISDA10 - USISDA02 - 0.250%),
floor 0.000%, cap 10.000%) (c)	0.452	11/19/30	727,000	541,324
Citigroup, Inc. (4.35 times (USISDA30 - USISDA05),
floor 0.000%, cap 10.000%) (c)	1.457	07/09/33	1,394,000	1,068,222
Citigroup, Inc. (5.0 times (USISDA30 - USISDA05),
floor 0.000%, cap 10.000%) (c)	1.395	12/20/33	2,863,000	2,314,163
Clear Blue Financial Holdings, LLC (f)	7.000	04/15/25	5,000,000	5,155,188
Congressional Bancshares, Inc. (5.750% to 12/01/24,
then SOFRRATE + 4.390%) (c)(f)	5.750	12/01/29	5,000,000	5,184,240
ConnectOne Bancorp, Inc. (5.200% to 02/01/23,
then 3 month LIBOR + 2.840%) (c)	5.200	02/01/28	6,375,000	6,586,455
County Bancorp, Inc. (5.875% to 06/01/23,
then 3 month LIBOR + 2.884%) (c)	5.875	06/01/28	8,250,000	8,684,488
Cowen Inc. (f)	7.250	05/06/24	20,000,000	19,698,052
CRB Group, Inc. (f)	6.250	06/15/23	5,000,000	5,305,175
D.R. Horton, Inc.	2.550	12/01/20	250,000	251,100
Depository Trust & Clearing Corp. (4.875% to 06/15/20,
then 3 month LIBOR + 3.167%) (c)(e)(f)	4.875	09/15/20	1,850,000	1,591,000
Deutsche Bank AG (3 month LIBOR + 0.970%) (c)	2.281	07/13/20	2,251,000	2,251,086
Deutsche Bank AG	2.700	07/13/20	1,999,000	1,999,000
Deutsche Bank AG (3 month LIBOR + 1.310%) (c)	1.687	08/20/20	2,000,000	2,000,040
Deutsche Bank AG	2.950	08/20/20	6,297,000	6,302,809
Deutsche Bank AG	2.950	08/20/20	2,051,000	2,052,741
Deutsche Bank AG	3.150	01/22/21	15,373,000	15,386,043
Deutsche Bank AG	4.250	02/04/21	855,000	863,387
Deutsche Bank AG	4.250	10/14/21	7,057,000	7,158,842
Deutsche Bank AG	4.250	10/14/21	313,000	317,517

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2020

	Rate (%)	Maturity Date	Principal Amount	Value
BONDS (continued)

Corporate Bonds (continued)
Discover Bank	3.100	06/04/20	5,000,000	$5,000,383
Drawbridge Special Opportunities Fund L.P. (f)	5.000	08/01/21	15,000,000	14,701,335
Durant Bancorp, Inc. (5.875% to 03/15/22,
then 3 month LIBOR + 3.742%) (c)(f)	5.875	03/15/27	8,500,000	8,828,219
DXC Technology Co.	4.000	04/15/23	6,431,000	6,609,073
DXC Technology Co.	4.125	04/15/25	2,000,000	2,085,328
Eagle Bancorp, Inc.	5.750	09/01/24	1,725,000	1,744,272
Eagle Bancorp, Inc. (5.000% to 08/01/21,
then 3 month LIBOR + 3.850%) (c)	5.000	08/01/26	13,459,000	13,421,585
eBay Inc.	2.150	06/05/20	847,000	847,109
EF Holdco Inc. / EF Cayman Holdings Ltd. (f)	5.500	09/01/22	3,500,000	3,533,777
Enstar Group Ltd.	4.500	03/10/22	22,572,000	22,772,661
Enterprise Products Operating LLC	5.200	09/01/20	320,000	323,679
Enterprise Products Operating LLC (3 month LIBOR + 2.7775%) (c)	4.358	06/01/67	8,538,000	6,616,950
Enterprise Products Operating LLC (5.250% to 08/16/27,
then 3 month LIBOR + 3.033%) (c)	5.250	08/16/77	6,666,000	6,006,133
EQT Corp.	3.000	10/01/22	24,150,000	23,334,937
EQT Corp.	3.900	10/01/27	16,237,000	14,247,967
Equinix, Inc.	5.875	01/15/26	2,085,000	2,184,038
Essex Portfolio LP	5.200	03/15/21	248,000	251,955
EverBank Financial Corp. (6.000% to 03/15/21,
then 3 month LIBOR + 4.704%) (c)	6.000	03/15/26	4,000,000	4,040,521
Everest Reinsurance Holdings Inc. (3 month LIBOR + 2.385%) (c)	2.777	05/01/67	24,705,000	18,590,512
Expedia Group, Inc.	5.950	08/15/20	10,737,000	10,796,623
Express Scripts Holding Co. (3 month LIBOR + 0.750%) (c)	1.113	11/30/20	26,564,000	26,464,517
F&M Financial Services Corp. (5.950% to 09/15/24,
then SOFRRATE + 4.840%) (c)(f)	5.950	09/15/29	9,000,000	8,995,962
Family Dollar Stores, Inc.	5.000	02/01/21	112,000	114,026
Federal Realty Investment Trust	2.550	01/15/21	500,000	500,107
FedNat Holding Co.	7.500	03/15/29	17,000,000	16,660,000
Fidelity Federal Bancorp (6.875% to 10/15/23,
then 3 month LIBOR + 3.790%) (c)(f)	6.875	10/15/28	6,500,000	6,954,207
Fidelity Federal Bancorp (6.000% to 11/01/24,
then SOFRRATE + 4.650%) (c)(f)	6.000	11/01/29	7,000,000	7,403,491
Fifth Third Bancorp (3 month LIBOR + 3.129%) (c)(e)	4.579	06/29/20	25,010,000	20,633,250
First Financial Bancorp (5.250% to 05/15/25,
then SOFRRATE + 5.090%) (c)	5.250	05/15/30	3,000,000	3,004,933
First Horizon National Corp.	5.750	05/01/30	5,000,000	5,085,559
Fiserv, Inc.	2.700	06/01/20	508,000	508,000
Flagstar Bancorp, Inc.	6.125	07/15/21	41,271,000	41,292,076
Flushing Financial Corp. (5.250% to 12/15/21,
then 3 month LIBOR + 3.440%) (c)	5.250	12/15/26	4,030,000	4,147,909
Ford Motor Credit Co. LLC	2.425	06/12/20	3,910,000	3,900,225
Ford Motor Credit Co. LLC	3.157	08/04/20	8,225,000	8,218,420
Ford Motor Credit Co. LLC	3.000	08/20/20	300,000	294,926
Ford Motor Credit Co. LLC (3 month LIBOR + 0.430%) (c)	0.986	11/02/20	800,000	785,324
Ford Motor Credit Co. LLC	2.343	11/02/20	5,951,000	5,908,629
Ford Motor Credit Co. LLC (3 month LIBOR + 2.550%) (c)	3.937	01/07/21	900,000	877,688

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2020

	Rate (%)	Maturity Date	Principal Amount	Value
BONDS (continued)

Corporate Bonds (continued)
Ford Motor Credit Co. LLC	5.750	02/01/21	1,664,000	$1,664,000
Ford Motor Credit Co. LLC	3.336	03/18/21	200,000	196,640
Ford Motor Credit Co. LLC (3 month LIBOR + 0.810%) (c)	2.183	04/05/21	4,450,000	4,221,938
Fortive Corp.	2.350	06/15/21	572,000	577,214
Fortune Brands Home & Security, Inc.	3.000	06/15/20	9,585,000	9,587,857
FPL Group, Inc. (3 month LIBOR + 2.0675%) (c)	3.501	10/01/66	9,285,000	7,335,150
General Electric Capital Corp. (3 month LIBOR + 0.380%) (c)	0.921	05/05/26	5,148,000	4,392,973
General Electric Co. (5.000% to 01/21/21,
then 3 month LIBOR + 3.330%) (c)(e)	5.000	01/21/21	46,706,000	35,832,843
Goldman Sachs Group, Inc.	6.000	06/15/20	200,000	200,376
Goldman Sachs Group, Inc. (3 month LIBOR + 1.600%) (c)	1.963	11/29/23	6,736,000	6,778,878
H.J. Heinz Co. (f)	4.875	02/15/25	10,617,000	10,875,516
Hallmark Financial Services, Inc.	6.250	08/15/29	13,000,000	11,180,000
Hanmi Financial Corp. (5.450% to 03/30/22,
then 3 month LIBOR + 3.315%) (c)	5.450	03/30/27	7,700,000	7,787,178
Hartford Financial Services Group, Inc.
(3 month LIBOR + 2.125%, floor 0.000%) (c)(f)	2.517	02/12/67	1,050,000	832,125
Healthpeak Properties. Inc.	4.250	11/15/23	200,000	210,154
Hewlett-Pack Co.	3.750	12/01/20	1,300,000	1,319,278
Hillshire Brands Co.	4.100	09/15/20	8,647,000	8,697,233
Hilltop Holdings Inc. (5.750% to 05/15/25,
then SOFRRATE + 5.680%) (c)	5.750	05/15/30	8,000,000	8,013,210
Home BancShares Inc. (5.625% to 04/15/22,
then 3 month LIBOR + 3.575%) (c)	5.625	04/15/27	6,083,000	6,178,787
Hospitality Properties Trust	4.250	02/15/21	27,240,000	26,291,423
Hospitality Properties Trust	4.500	03/15/25	720,000	616,539
Hospitality Properties Trust	4.750	10/01/26	3,295,000	2,699,492
Hospitality Properties Trust	4.950	02/15/27	1,549,000	1,252,032
Hospitality Properties Trust	3.950	01/15/28	1,436,000	1,106,730
Howard Bancorp Inc. (6.000% to 12/06/23,
then 3 month LIBOR + 3.020%) (c)(f)	6.000	12/06/28	3,000,000	3,243,927
IDEX Corp.	4.200	12/15/21	5,000,000	5,107,169
Infinity Property & Casualty Corp.	5.000	09/19/22	89,000	94,062
International Lease Finance Corp.	8.250	12/15/20	380,000	386,454
International Lease Finance Corp.	4.625	04/15/21	470,000	466,778
Investar Holding Corp. (6.000% to 03/30/22,
then 3 month LIBOR +3.945%) (c)	6.000	03/30/27	500,000	510,228
Jabil Circuit, Inc.	5.625	12/15/20	14,580,000	14,909,518
JD.com, Inc.	3.125	04/29/21	300,000	302,813
Jefferies Group LLC	6.875	04/15/21	393,000	409,486
Jones Lang LaSalle Inc.	4.400	11/15/22	1,008,000	1,039,491
JPMorgan Chase & Co. (3 month LIBOR + 3.320%) (c)(e)	4.753	07/01/20	9,552,000	8,121,684
JPMorgan Chase & Co. (3 month LIBOR + 3.470%) (c)(e)	4.230	07/30/20	9,030,000	8,036,700
JPMorgan Chase & Co. (3 month LIBOR + 3.800%) (c)(e)	4.487	08/01/20	2,000,000	1,843,740
JPMorgan Chase & Co.	4.250	10/15/20	250,000	253,598
JPMorgan Chase & Co. (4.000% to 04/01/25,
then SOFRRATE + 2.745%) (c)(e)	4.000	04/01/25	5,000,000	4,300,000
Lincoln National Corp. (3 month LIBOR + 2.3575%) (c)	2.743	05/17/66	29,378,000	19,977,040

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2020

	Rate (%)	Maturity Date	Principal Amount	Value
BONDS (continued)

Corporate Bonds (continued)
Lincoln National Corp. (3 month LIBOR + 2.040%) (c)	3.175	04/20/67	25,384,000	$17,111,354
Lloyds Bank PLC	6.375	01/21/21	100,000	103,360
Manufacturers & Traders Trust Co. (1 month LIBOR + 1.215%) (c)	1.385	12/28/20	14,988,000	14,989,959
Marathon Petroleum Corp.	5.375	10/01/22	25,286,000	25,488,995
Marathon Petroleum Corp.	5.125	04/01/24	36,647,000	37,385,872
Marriott Int'l., Inc.	3.125	10/15/21	5,000,000	4,955,717
MBIA Inc.	6.400	08/15/22	32,463,000	30,596,377
McKesson Corp.	3.650	11/30/20	975,000	988,023
Medallion Financial Corp. (f)	8.250	03/22/24	10,000,000	10,117,374
Mellon Capital IV (3 month LIBOR + 0.565%, floor 4.000%) (c)(e)	4.000	06/29/20	8,094,000	7,236,117
Meridian Corp. (5.375% to 12/30/24, then SOFRRATE + 3.950%) (c)	5.375	12/30/29	10,000,000	10,009,471
Merrill Lynch & Co. (3 month LIBOR + 0.760%) (c)	1.501	09/15/26	3,870,000	3,568,001
Meta Financial Group, Inc. (5.750% to 08/15/21,
then 3 month LIBOR + 4.630%) (c)	5.750	08/15/26	6,200,000	6,298,827
MetLife, Inc. (5.250% to 06/15/20, then 3 month LIBOR + 3.575%) (c)(e)	5.250	06/29/20	38,031,000	34,037,745
Metropolitan Bank Holding Corp. (6.250% to 03/15/22,
then 3 month LIBOR + 4.260%) (c)(f)	6.250	03/15/27	2,000,000	2,085,977
Midland States Bancorp, Inc. (5.000% to 09/30/24,
then SOFRRATE + 3.610%) (c)	5.000	09/30/29	5,000,000	4,910,109
Minnwest Corp. (5.875% to 07/15/23,
then 3 month LIBOR + 2.980%) (c)(f)	5.875	07/15/28	6,000,000	6,334,597
MM Finished Lots Holdings, LLC (f)	7.250	03/30/23	9,205,034	8,744,782
MPLX LP	6.250	10/15/22	37,793,000	37,778,674
MPLX LP	6.375	05/01/24	6,472,000	6,686,028
MPT Operating Partnership, L.P. / MPT Finance Corp.	6.375	03/01/24	27,570,000	28,320,180
National Rural Utilities Cooperative Finance Corp.
(4.750% to 04/30/23, then 3 month LIBOR + 2.910%) (c)	4.750	04/30/43	1,690,000	1,686,213
National Rural Utilities Cooperative Finance Corp.
(5.250% to 04/20/26, then 3 month LIBOR + 3.630%) (c)	5.250	04/20/46	100,000	105,151
NBCUniversal Enterprise, Inc. (e)(f)	5.250	03/19/21	10,000,000	10,100,000
Newfield Exploration Co.	5.750	01/30/22	9,575,000	9,240,168
Newport Realty Trust, Inc. (f)	6.250	12/01/24	10,000,000	10,350,583
Newport Realty Trust, Inc.	6.250	12/01/24	1,000,000	1,035,058
NexBank Capital, Inc. (5.500% to 03/15/21,
then 3 month LIBOR + 4.355%) (c)(f)	5.500	03/16/26	18,500,000	18,814,043
NexBank Capital, Inc. (6.375% to 09/30/22,
then 3 month LIBOR + 4.585%) (c)(f)	6.375	09/30/27	5,000,000	5,196,011
Nexteer Automotive Group Ltd. (f)	5.875	11/15/21	1,200,000	1,205,769
Northpointe Bancshares, Inc. (6.000% to 09/30/24,
then SOFRRATE + 4.905%) (c)(f)	6.000	09/30/29	5,000,000	4,917,158
Northpointe Bank (6.875% to 10/01/23,
then 3 month LIBOR + 3.765%) (c)(f)	6.875	10/01/28	5,000,000	5,342,450
Occidental Petroleum Corp.	4.100	02/01/21	885,000	869,513
Occidental Petroleum Corp.	4.850	03/15/21	600,000	588,000
OceanFirst Financial Corp. (5.250% to 05/15/25,
then SOFRRATE + 5.095%) (c)	5.250	05/15/30	6,000,000	6,080,824
Office Properties Income Trust	4.150	02/01/22	12,419,000	12,328,057
Office Properties Income Trust	4.250	05/15/24	13,441,000	12,530,111

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2020

	Rate (%)	Maturity Date	Principal Amount	Value
BONDS (continued)

Corporate Bonds (continued)
Office Properties Income Trust	4.500	02/01/25	100,000	$92,017
Old Second Bancorp, Inc. (5.750% to 12/31/21, then 3 month LIBOR + 3.850%) (c)	5.750	12/31/26	1,945,000	1,961,021
Opus Bank (5.500% to 07/01/21, then 3 month LIBOR + 4.285%) (c)	5.500	07/01/26	500,000	511,535
Orrstown Financial Services, Inc. (6.000% to 12/30/23, then 3 month LIBOR + 3.160%) (c)	6.000	12/30/28	1,750,000	1,768,727
Pacific Continental Corp. (5.875% to 06/30/21, then 3 month LIBOR + 4.715%) (c)	5.875	06/30/26	510,000	522,135
Parkway Bancorp, Inc. (6.000% to 03/31/25, then 3 month LIBOR + 5.390%) (c)(f)	6.000	03/31/30	10,000,000	10,080,771
Pedcor Bancorp (7.250% to 02/15/24, then 3 month LIBOR + 4.600%) (c)(f)	7.250	02/15/29	3,000,000	3,235,758
Perrigo Finance Unlimited Co.	3.500	03/15/21	1,300,000	1,301,485
Pershing Road Development Co., LLC (3 month LIBOR + 0.400%) (c)(f)	1.980	09/15/21	95,000	94,050
Pershing Road Development Co., LLC (3 month LIBOR + 0.400%) (c)(f)	1.980	09/15/22	2,738,000	2,688,716
Pershing Road Development Co., LLC (3 month LIBOR + 0.400%) (c)(f)	1.980	09/15/22	1,000,000	982,000
Pershing Road Development Co., LLC (3 month LIBOR + 0.400%) (c)(f)	1.980	09/15/23	3,841,000	3,744,975
Pershing Road Development Co., LLC (3 month LIBOR + 0.400%) (c)(f)	1.980	09/15/23	1,705,000	1,662,375
Pershing Road Development Co., LLC (3 month LIBOR + 0.400%) (c)(f)	1.980	09/15/24	4,799,000	4,619,038
Pershing Road Development Co., LLC (3 month LIBOR + 0.400%) (c)(f)	1.980	09/15/24	1,815,000	1,746,938
Pershing Road Development Co., LLC (3 month LIBOR + 0.400%) (c)(f)	1.980	09/15/25	1,530,000	1,456,560
Pershing Road Development Co., LLC (3 month LIBOR + 0.400%) (c)(f)	1.980	09/15/26	1,415,000	1,340,713
Pinnacle Bank (4.875% to 07/30/20, then 3 month LIBOR + 3.128%) (c)(f)	4.875	07/30/25	2,100,000	2,094,704
Plains All American Pipeline, L.P. / PAA Finance Corp.	5.000	02/01/21	2,503,000	2,516,488
PNM Resources Inc.	3.250	03/09/21	2,000,000	2,020,004
Preferred Bank (6.000% to 06/15/21, then 3 month LIBOR + 4.673%) (c)	6.000	06/15/26	10,240,000	10,288,139
Principal Financial Group, Inc. (3 month LIBOR + 3.044%) (c)	3.436	05/15/55	26,065,000	23,491,081
ProAssurance Corp.	5.300	11/15/23	15,001,000	15,720,164
QVC Inc.	4.375	03/15/23	2,195,000	2,140,125
RBB Bancorp (6.500% to 03/31/21, then 3 month LIBOR + 5.160%) (c)(f)	6.500	03/31/26	2,000,000	2,040,621
RBB Bancorp (6.180% to 12/01/23, then 3 month LIBOR + 3.150%) (c)	6.180	12/01/28	5,000,000	5,319,974
ReadyCap Holdings, LLC (f)	7.500	02/15/22	26,000,000	26,504,185
Reinsurance Group of America, Inc. (3 month LIBOR + 2.665%) (c)	3.406	12/15/65	33,529,000	22,689,074
Reliant Bancorp Inc. (5.125% to 12/15/24, then SOFRRATE + 3.765%) (c)	5.125	12/15/29	10,000,000	10,052,042
Renasant Corp. (5.000% to 09/01/21, then 3 month LIBOR + 3.840%) (c)	5.000	09/01/26	4,100,000	4,196,337
Royal Bank of Scotland Group PLC	5.625	08/24/20	75,000	75,679
Royal Caribbean Cruises Ltd.	5.250	11/15/22	100,000	83,000
Ryder System, Inc.	3.500	06/01/21	430,000	435,299
SAIC, Inc.	4.450	12/01/20	27,134,000	27,141,598
SBL Holdings, Inc. (f)	5.125	11/13/26	2,406,000	2,223,844
Scripps Networks Interactive, Inc.	3.950	06/15/25	491,000	480,793
Senior Housing Properties Trust	6.750	12/15/21	7,390,000	7,168,683
Silversea Cruise Finance Ltd. (f)	7.250	02/01/25	28,256,000	26,551,598
SLM Corp. (d)	6.250	09/15/20	172,000	169,839

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2020

	Rate (%)	Maturity Date	Principal Amount	Value
BONDS (continued)

Corporate Bonds (continued)
SLM Corp.	6.000	06/15/21	261,000	$248,792
SLM Corp.	6.150	06/15/21	146,000	139,385
Southern National Bancorp of Virginia, Inc. (5.875% to 01/31/22, then 3 month LIBOR + 3.950%) (c)(f)	5.875	01/31/27	2,000,000	2,087,516
Southern Star Central Corp. (f)	5.125	07/15/22	11,176,000	11,179,242
Southside Bancshares, Inc. (5.500% to 09/30/21, then 3 month LIBOR + 4.297%) (c)	5.500	09/30/26	2,035,000	2,101,072
Standard Industries Inc. (f)	5.500	02/15/23	1,316,000	1,334,095
Standard Industries Inc. (f)	6.000	10/15/25	15,508,000	15,973,240
State Street Corp. (5.250% to 09/15/20, then 3 month LIBOR + 3.597%) (c)(e)	5.250	09/15/20	5,109,000	4,815,233
Steel Dynamics, Inc.	5.250	04/15/23	10,888,000	11,096,867
Steel Dynamics, Inc.	5.500	10/01/24	26,645,800	27,314,698
Stifel Financial Corp.	3.500	12/01/20	305,000	306,409
Tech Data Corp.	4.950	02/15/27	17,550,000	18,153,736
Teck Resources Ltd.	4.500	01/15/21	5,250,000	5,250,054
Teck Resources Ltd.	4.750	01/15/22	569,000	574,841
Texas State Bankshares, Inc. (5.750% to 06/15/24, then 3 month LIBOR + 3.550%) (c)(f)	5.750	06/15/29	4,000,000	4,228,564
Total Capital S.A.	4.450	06/24/20	200,000	200,488
TransCanada PipeLines Ltd.	3.800	10/01/20	1,300,000	1,311,960
TransCanada PipeLines Ltd. (3 month LIBOR + 2.210%) (c)	2.602	05/15/67	24,473,000	17,006,545
Trinity Industries, Inc.	4.550	10/01/24	5,517,000	5,366,184
TriState Capital Holdings, Inc. (5.750% to 05/15/25, then 3 month LIBOR + 5.360%) (c)	5.750	05/15/30	8,000,000	7,953,419
Truist Financial Corp. (4.800% to 09/01/24, then H15T5Y + 3.003%) (c)(e)	4.800	09/01/24	17,665,000	16,799,592
UTB Financial Holding Co. (6.500% to 09/01/23, then 3 month LIBOR + 3.620%) (c)(f)	6.500	09/01/28	6,000,000	6,379,255
VeriSign, Inc.	4.625	05/01/23	3,230,000	3,245,472
Volunteer State Bancshares, Inc. (5.750% to 11/15/24, then SOFRRATE + 4.365%) (c)(f)	5.750	11/15/29	9,000,000	8,633,224
Wachovia Capital Trust III (3 month LIBOR + 0.930%, floor 5.56975%) (c)(e)	5.570	06/29/20	1,025,000	1,021,884
Walt Disney Co.	5.650	08/15/20	2,345,000	2,368,721
WEC Energy Group, Inc. (3 month LIBOR + 2.1125%) (c)	2.505	05/15/67	870,000	701,448
Wells Fargo & Co. (3 month LIBOR + 0.750%, floor 2.000%, cap 7.000%) (c)	2.000	01/31/21	150,000	150,352
Western Gas Partners LP	4.500	03/01/28	139,000	126,448
Williams Cos., Inc.	4.125	11/15/20	3,250,000	3,258,852
Willis Towers Watson PLC	5.750	03/15/21	3,050,000	3,147,307
WT Holdings, Inc. (f)	7.000	04/30/23	18,000,000	18,360,000

Residential Mortgage-Backed Securities - 1.3%				37,615,412
COLT Mortgage Loan Trust, Series 2019-1 A2 (f)	3.909	03/25/49	2,421,238	2,442,390
Hawaii Housing Finance & Development Corp.	2.600	07/01/37	266,269	269,115
Homeward Opportunities Fund I Trust, Series 2018-2 A1 (c)(f)	3.985	11/25/58	28,835,614	29,504,770
Minnesota Housing Finance Agency	2.700	09/01/41	1,733,112	1,754,031

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2020

	Rate (%)	Maturity Date	Principal Amount	Value
BONDS (continued)

Residential Mortgage-Backed Securities (continued)
Onslow Bay Mortgage Loan Trust, Series 2015-1 1A8 (c)(f)	3.194	11/25/45	245,448	$249,358
Onslow Bay Mortgage Loan Trust, Series 2015-1 2A10 (c)(f)	3.141	11/25/45	2,849,051	2,894,194
Sequoia Mortgage Trust, Series 2018-CH1 A11 (c)(f)	3.500	02/25/48	238,864	240,125
WinWater Mortgage Loan Trust, Series 2015-A A5 (f)	3.500	06/20/45	260,094	261,429

Sovereign Bonds - 0.4%				10,418,530
Antares Holdings LP (f)	6.000	08/15/23	4,830,000	4,405,874
Bayerische Landesbank (3 month LIBOR + 1.160% where (USISDA30 - USISDA02) is greater than -0.250%) (c)	2.593	10/02/21	6,000,000	6,012,656

Taxable Municipal Bonds - 0.5%				14,557,701
California Statewide Communities Development Authority	5.370	06/01/21	285,000	289,158
Casino Reinvestment Development Authority NJ	5.340	06/01/20	970,000	970,000
County of Reeves TX Certs. of Participation	6.125	12/01/20	513,778	517,374
County of Reeves TX Certs. of Participation	6.375	12/01/21	45,000	46,686
Eastern Illinois University	5.700	04/01/21	125,000	125,300
Fannin County TX Public Facility Corp.	5.650	10/01/21	825,000	797,874
Florida State Mid-Bay Bridge Authority	3.784	10/01/21	1,850,000	1,870,035
Garza County TX Public Facility Corp.	6.200	10/01/20	440,000	433,334
Guam Gov't. Business Privilege Tax Revenue	4.383	01/01/22	1,045,000	1,040,172
New Jersey Sports & Exposition Authority	6.076	03/01/23	275,000	297,498
Pontotoc County OK Educational Facilities Authority	4.119	09/01/23	175,000	181,444
Public Finance Authority WI Student Housing Revenue	4.500	07/01/21	770,000	772,556
San Luis AZ Facility Development Corp.	5.800	05/01/21	1,055,000	1,034,733
San Luis AZ Facility Development Corp.	5.900	05/01/21	980,000	961,174
San Luis AZ Facility Development Corp.	6.100	05/01/22	1,030,000	982,404
San Luis AZ Facility Development Corp.	6.200	05/01/22	1,035,000	987,173
Summit County OH Development Finance Authority	6.250	05/15/26	730,000	731,577
Utah Infrastructure Agency Telecommunications Revenue and Refunding	3.500	10/15/23	2,480,000	2,519,209

U.S. Government Agency Mortgage-Backed Securities - 8.2%				232,376,583
Fannie Mae Interest Strip, Series 419 C6 (IO)	3.500	05/25/44	7,353,661	1,023,178
Fannie Mae Pool, Series 890163	5.500	03/01/24	388,416	401,667
Fannie Mae REMIC, Series 2010-2 SG (IO) (-1.0 times 1 month LIBOR + 6.450%, floor 0.000%, cap 6.450%) (c)	6.282	10/25/39	3,704,649	117,983
Fannie Mae REMIC, Series 2010-102 DB	4.000	06/25/29	691,724	706,487
Fannie Mae REMIC, Series 2011-3 KA	5.000	04/25/40	263,506	280,124
Fannie Mae REMIC, Series 2011-24 PC	4.000	10/25/39	887,760	896,204
Fannie Mae REMIC, Series 2011-136 ES (IO) (-1.0 times 1 month LIBOR + 6.550%, floor 0.000%, cap 6.550%) (c)	6.382	02/25/41	6,204,091	613,331
Fannie Mae REMIC, Series 2012-14 DS (IO) (-1.0 times 1 month LIBOR + 6.500%, floor 0.000%, cap 6.500%) (c)	6.332	03/25/42	11,727,040	2,521,638
Fannie Mae REMIC, Series 2012-14 SH (IO) (-1.0 times 1 month LIBOR + 6.550%, floor 0.000%, cap 6.550%) (c)	6.382	07/25/40	4,526,197	373,830
Fannie Mae REMIC, Series 2012-114 HS (IO) (-1.0 times 1 month LIBOR + 6.150%, floor 0.000%, cap 6.150%) (c)	5.982	03/25/40	11,464,529	710,023

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2020

	Rate (%)	Maturity Date	Principal Amount	Value
BONDS (continued)

U.S. Government Agency Mortgage-Backed Securities (continued)
Fannie Mae REMIC, Series 2012-122 SA (IO) (-1.0 times 1 month LIBOR + 6.200%, floor 0.000%, cap 6.200%) (c)	6.032	02/25/40	8,157,630	$760,059
Fannie Mae REMIC, Series 2013-7 EI (IO)	3.000	10/25/40	12,636,491	797,670
Fannie Mae REMIC, Series 2013-20 CS (IO) (-1.0 times 1 month LIBOR + 6.150%, floor 0.000%, cap 6.150%) (c)	5.982	03/25/43	8,080,116	1,313,633
Fannie Mae REMIC, Series 2013-29 Class AI (IO)	2.500	04/25/28	4,300,184	244,046
Fannie Mae REMIC, Series 2013-31 IH (IO)	3.500	02/25/43	5,528,061	478,655
Fannie Mae REMIC, Series 2013-38 CI (IO)	3.000	04/25/28	12,032,042	795,525
Fannie Mae REMIC, Series 2013-66 MK	3.000	09/25/36	353,053	355,616
Fannie Mae REMIC, Series 2013-73 BA	3.500	10/25/37	184,470	185,485
Fannie Mae REMIC, Series 2013-93 SI (IO) (-1.0 times 1 month LIBOR + 5.170%, floor 0.000%, cap 5.170%) (c)	4.800	09/25/43	41,991,540	6,463,510
Fannie Mae REMIC, Series 2014-26 KA	4.000	04/25/39	806,094	817,718
Fannie Mae REMIC, Series 2016-64 CI (IO)	3.500	07/25/43	9,634,895	641,721
Fannie Mae REMIC, Series 2019-44 IP (IO)	4.000	09/25/46	5,844,580	383,764
Fannie Mae REMIC, Series 2019-74 WA (c)	7.220	07/25/49	3,004,273	3,408,281
Fannie Mae REMIC, Series 2019-79 ZD	3.000	01/25/43	4,484,827	4,493,908
Fannie Mae REMIC, Series 2020-8 WA (c)	7.385	07/25/49	3,004,272	3,424,832
Freddie Mac Multifamily Structured Pass Through Certificates, Series K045 X1 (IO) (c)	0.567	01/25/25	103,311,997	1,790,242
Freddie Mac Multifamily Structured Pass Through Certificates, Series K050 X1 (IO) (c)	0.453	08/25/25	180,185,224	2,723,031
Freddie Mac Multifamily Structured Pass Through Certificates, Series K056 X1 (IO) (c)	1.397	05/25/26	79,740,469	4,921,247
Freddie Mac Multifamily Structured Pass Through Certificates, Series K060 X1 (IO) (c)	0.195	10/25/26	225,148,318	1,246,173
Freddie Mac REMIC, Series 3848 WL	4.000	04/15/40	171,302	175,738
Freddie Mac REMIC, Series 3925 VB	4.000	09/15/31	95,018	95,050
Freddie Mac REMIC, Series 4002 MI (IO)	4.000	01/15/39	10,490,702	247,044
Freddie Mac REMIC, Series 4050 EI (IO)	4.000	02/15/39	5,275,906	163,126
Freddie Mac REMIC, Series 4060 SJ (IO) (-1.0 times 1 month LIBOR + 6.650%, floor 0.000%, cap 6.650%) (c)	6.466	02/15/41	4,359,556	551,650
Freddie Mac REMIC, Series 4062 BA	3.500	06/15/38	4,362,729	4,416,273
Freddie Mac REMIC, Series 4109 AI (IO)	3.000	07/15/31	17,489,312	1,156,087
Freddie Mac REMIC, Series 4116 US (IO) (-1.0 times 1 month LIBOR + 4.600%, floor 0.000%, cap 4.600%) (c)	4.230	10/15/42	9,713,957	2,181,104
Freddie Mac REMIC, Series 4136 IH (IO)	3.500	09/15/27	5,800,076	410,006
Freddie Mac REMIC, Series 4139 EI (IO)	3.000	09/15/31	6,225,559	403,037
Freddie Mac REMIC, Series 4219 AI (IO)	3.500	01/15/43	3,159,893	326,285
Freddie Mac REMIC, Series 4238 Class NS (IO) (-1.0 times 1 month LIBOR + 6.700%, floor 0.000%, cap 6.700%) (c)	6.516	02/15/42	2,668,216	384,290
Freddie Mac REMIC, Series 4267 CI (IO)	4.000	05/15/39	6,941,272	261,563
Freddie Mac REMIC, Series 4327 A	4.000	02/15/40	644,019	653,802
Freddie Mac REMIC, Series 4328 DA	4.000	01/15/36	1,841,802	1,888,455
Freddie Mac REMIC, Series 4335 AL	4.250	03/15/40	504,057	513,964
Freddie Mac REMIC, Series 4364 SE (IO) (-1.0 times 1 month LIBOR + 6.700%, floor 0.000%, cap 6.700%) (c)	6.516	12/15/39	8,381,890	512,644
Freddie Mac REMIC, Series 4469 HA (d)	4.250	02/15/39	3,330,383	3,481,186
Freddie Mac REMIC, Series 4504 (IO)	3.500	05/15/42	3,093,406	137,404

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2020

	Rate (%)	Maturity Date	Principal Amount	Value
BONDS (continued)

U.S. Government Agency Mortgage-Backed Securities (continued)
Freddie Mac REMIC, Series 4760 IB (IO)	4.000	10/15/42	27,072,341	$2,230,428
Freddie Mac REMIC, Series 4764 BA	4.000	06/15/42	754,458	766,973
Freddie Mac REMIC, Series 4765 AB	4.000	06/15/40	330,415	334,278
Freddie Mac REMIC, Series 4770 HJ	4.500	11/15/43	6,288,124	6,421,702
Freddie Mac REMIC, Series 4773 EA	4.000	10/15/42	1,836,066	1,870,422
Freddie Mac REMIC, Series 4776 DJ	4.000	04/15/41	993,363	1,004,563
Freddie Mac REMIC, Series 4776 NA	4.000	06/15/40	5,638,015	5,684,238
Freddie Mac REMIC, Series 4784 AC	3.500	05/15/40	3,557,167	3,574,427
Freddie Mac REMIC, Series 4784 GK	3.500	09/15/40	4,016,203	4,038,229
Freddie Mac REMIC, Series 4786 DA	3.500	07/15/40	564,951	569,076
Freddie Mac REMIC, Series 4790 KA	4.000	07/15/40	2,271,296	2,282,643
Freddie Mac REMIC, Series 4791 GA	3.500	09/15/40	2,190,825	2,204,856
Freddie Mac REMIC, Series 4793 D	4.000	04/15/42	1,539,628	1,553,453
Freddie Mac REMIC, Series 4799 MA	4.000	03/15/42	696,449	702,522
Freddie Mac REMIC, Series 4799 NA	4.000	02/15/40	1,455,325	1,459,999
Freddie Mac REMIC, Series 4800 TA	4.000	04/15/42	522,341	527,010
Freddie Mac REMIC, Series 4802 EA	4.000	05/15/42	1,112,715	1,122,666
Freddie Mac REMIC, Series 4807 GA	4.000	04/15/40	3,089,988	3,100,128
Freddie Mac REMIC, Series 4809 KA	4.000	03/15/40	3,265,930	3,272,648
Freddie Mac REMIC, Series 4828 MA	4.000	08/15/42	683,577	688,681
Freddie Mac REMIC, Series 4830 WA	4.000	04/15/44	5,049,375	5,115,820
Freddie Mac REMIC, Series 4848 EA	4.500	08/15/43	4,355,745	4,418,463
Freddie Mac REMIC, Series 4850 AB	4.000	02/15/43	1,096,647	1,107,217
Freddie Mac REMIC, Series 4852 TA	4.000	02/15/43	691,022	697,637
Freddie Mac REMIC, Series 4900 BZ	3.000	07/25/49	4,689,227	4,692,589
Freddie Mac REMIC, Series 4921 ZN	3.000	10/25/49	4,452,999	4,443,371
Freddie Mac REMIC, Series 4930 LA	4.500	11/15/42	5,227,621	5,285,090
Freddie Mac REMIC, Series 4935 US (-1.0 times 1 month LIBOR + 4.000%, floor 0.000%, cap 4.000%) (c)	3.630	12/25/49	4,237,626	4,230,807
Ginnie Mae Pool, Series 78-2071X	7.000	05/15/33	15,687	18,617
Ginnie Mae REMIC Trust, Series 2011-32 NA	4.000	06/20/40	542,167	562,309
Ginnie Mae REMIC Trust, Series 2012-27 (IO) (c)	0.927	04/16/53	36,274,902	912,869
Ginnie Mae REMIC Trust, Series 2013-2 AB	1.600	12/16/42	277,484	277,551
Ginnie Mae REMIC Trust, Series 2013-35 A	1.618	02/16/40	249,750	250,375
Ginnie Mae REMIC Trust, Series 2014-74 CI (IO)	3.000	03/20/39	9,856,658	98,054
Ginnie Mae REMIC Trust, Series 2014-81 EK	3.000	12/20/42	697,652	706,590
Ginnie Mae REMIC Trust, Series 2015-30 A	2.350	05/16/41	902,419	908,906
Ginnie Mae REMIC Trust, Series 2015-81 (IO) (c)	0.721	10/16/56	119,001,000	5,248,551
Ginnie Mae REMIC Trust, Series 2016-46 KB	2.250	03/20/42	1,678,577	1,702,663
Ginnie Mae REMIC Trust, Series 2016-51 ID (IO)	4.000	03/20/43	9,461,560	923,211
Ginnie Mae REMIC Trust, Series 2016-137 (IO) (c)	0.854	10/16/56	53,503,479	3,071,169
Ginnie Mae REMIC Trust, Series 2017-104 JI (IO)	4.000	06/20/44	32,590,126	1,797,003
Ginnie Mae REMIC Trust, Series 2017-169 (IO) (c)	0.727	01/16/60	199,239,888	10,682,167
Ginnie Mae REMIC Trust, Series 2018-25 (IO) (c)	0.591	02/16/60	143,724,727	7,765,634
Ginnie Mae REMIC Trust, Series 2019-37 (IO) (c)	0.832	11/16/60	52,870,742	3,599,075
Ginnie Mae REMIC Trust, Series 2019-59 IM (IO)	4.000	12/20/48	1,521,735	33,725
Ginnie Mae REMIC Trust, Series 2019-59 MI (IO)	4.000	05/20/49	1,350,441	87,979

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2020

	Rate (%)	Maturity Date	Principal Amount	Value
BONDS (continued)

U.S. Government Agency Mortgage-Backed Securities (continued)
Ginnie Mae REMIC Trust, Series 2019-63 (IO) (c)	0.694	12/16/60	118,171,213	$7,624,312
Ginnie Mae REMIC Trust, Series 2019-71 IO (IO)	3.500	06/20/49	3,711,783	249,142
Ginnie Mae REMIC Trust, Series 2019-71 IQ (IO)	3.500	06/20/49	3,423,493	316,986
Ginnie Mae REMIC Trust, Series 2019-78 IQ (IO)	4.000	04/20/49	2,602,213	78,000
Ginnie Mae REMIC Trust, Series 2019-78 QI (IO)	4.000	06/20/49	2,310,530	83,035
Ginnie Mae REMIC Trust, Series 2019-94 (IO) (c)	0.930	08/16/61	66,096,541	5,115,231
Ginnie Mae REMIC Trust, Series 2019-118 (IO) (c)	0.846	06/16/61	64,641,813	4,397,518
Ginnie Mae REMIC Trust, Series 2019-122 (IO) (c)	1.026	07/16/61	73,785,399	5,998,974
Ginnie Mae REMIC Trust, Series 2019-124 (IO) (c)	1.027	06/16/61	125,717,743	10,013,481
Ginnie Mae REMIC Trust, Series 2019-136 ES (IO) (-1.0 times 1 month LIBOR + 6.050%, floor 0.000%, cap 6.050%) (c)	5.879	03/20/48	11,746,463	2,115,072
Ginnie Mae REMIC Trust, Series 2019-139 (IO) (c)	0.767	11/16/61	48,267,202	3,164,021
Ginnie Mae REMIC Trust, Series 2020-20 (IO) (c)	0.922	05/16/61	36,399,943	2,835,334
Ginnie Mae REMIC Trust, Series 2020-31 KS (IO) (-1.0 times 1 month LIBOR + 6.100%, floor 0.000%, cap 6.100%) (c)	5.929	03/20/50	8,951,892	1,843,580
Ginnie Mae REMIC Trust, Series 2020-40 (IO) (c)	1.206	01/16/62	54,897,357	5,154,829
Ginnie Mae REMIC Trust, Series 2020-47 YI (IO)	2.500	04/20/50	10,959,534	635,356
Ginnie Mae REMIC Trust, Series 2020-49 (IO) (c)	1.195	07/16/62	52,935,549	4,978,980
Ginnie Mae REMIC Trust, Series 2020-58 (IO) (c)	1.103	01/16/62	54,945,103	4,878,059

U.S. Government & Agency Securities - 0.0%^				815,327
Fannie Mae	1.500	12/24/20	150,000	150,122
Fannie Mae	1.600	12/24/20	265,000	265,229
Federal Farm Credit Banks	1.750	10/26/20	125,000	125,799
Federal Farm Credit Banks	1.900	11/27/20	121,000	122,003
Federal Farm Credit Banks	2.350	02/12/21	150,000	152,174

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2020

	Rate (%)	Maturity Date	Shares	Value
SHORT-TERM INVESTMENTS - 0.0%^				$100,000
(COST $100,000)

Money Market Funds - 0.0%^				100,000
First American Government Obligations Fund Class X (a)	0.081		100,000	100,000

TOTAL INVESTMENTS - 97.5% (COST $3,017,732,850)				2,753,801,836

NET OTHER ASSETS AND LIABILITIES - 2.5%				69,375,245

NET ASSETS - 100.0%				$2,823,177,081

(a)	Rate shown represents the 7-day yield at May 31, 2020.
(b)	Security is currently in default. When a bond is in default its scheduled interest and/or principal payments are not currently being paid.
(c)	Variable rate security. Interest rates reset periodically. Interest rate shown reflects the rate in effect at May 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(d)	Security is a “step-up” bond where the coupon increases or steps up at a predetermined date. Securities which do not indicate a future coupon rate in their description above are at their final coupon rate at May 31, 2020.
(e)	Perpetual maturity; date shown represents next contractual call date.
(f)	Security subject to restrictions on resale under federal securities laws and which therefore may only be resold upon registration under the Securities Act of 1933, as amended, or in transactions exempt from registration, including sales to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. It has been deemed liquid under guidance approved by the Board. At May 31, 2020, the aggregate value of these securities was $925,838,428, representing 32.8% of net assets.
^	Rounds to 0.0%.

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2020

Abbreviations:
CPI YOY	Consumer Price Index Year-on-Year Growth Rate
H15T5Y	5-Year Treasury Constant Maturity Rate
IO	Interest Only Security
LIBOR	London Interbank Offered Rate
SOFRRATE	U.S. Secured Overnight Financing Rate
USISDA02	2-Year Dollar ICE Swap Rate
USISDA05	5-Year Dollar ICE Swap Rate
USISDA10	10-Year Dollar ICE Swap Rate
USISDA30	30-Year Dollar ICE Swap Rate
USSW5	5-Year Dollar Semi Annual 30/360 Swap Rate

A.G.	Aktiengesellschaft is the German term for a public limited liability corporation.
ASA	Allmennaksjeselskap is the Norwegian term for a public limited company.
DAC	Designated Activity Company
PLC	Public Limited Company
Pty. Ltd.	Proprietary Limited Company under Australian law.
REMIC	Real Estate Mortgage Investment Conduit
S. A.	Designates corporations in various countries, mostly those employing civil law. This translates literally as anonymous company.
SRL	Società a responsabilità limitata is the Italian term for a public limited company.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2020:

	Level 1	Level 2	Level 3	Total
Bonds
Asset-backed securities	$–	$381,422,780	$–	$381,422,780
Commercial mortgage-backed securities	–	85,797,882	–	85,797,882
Convertible bonds	–	70,092,472	–	70,092,472
Corporate bonds	–	1,920,605,149	–	1,920,605,149
Residential mortgage-backed securities	–	37,615,412	–	37,615,412
Sovereign bonds	–	10,418,530	–	10,418,530
Taxable municipal bonds	–	14,557,701	–	14,557,701
U.S. government agency mortgage-backed securities	–	232,376,583	–	232,376,583
U.S. government & agency securities	–	815,327	–	815,327
Total bonds	–	2,753,701,836	–	2,753,701,836
Short-term investments
Money market funds	100,000	–	–	100,000
Total short-term investments	100,000	–	–	100,000
Total investments	$100,000	$2,753,701,836	$–	$2,753,801,836

The Fund did not invest in any level-3 investments as of and during the six-month period ended May 31, 2020.

For more information on valuation inputs, see financial statement Note 2 - Significant Accounting Policies.

See Notes to Financial Statements.

FUND EXPENSE EXAMPLES (Unaudited)
May 31, 2020

Example

A Fund shareholder may incur two types of costs: (1) transaction costs such as redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2019 to May 31, 2020.

Actual Expenses

The first line of the table below under each Fund provides information about actual account values and actual expenses for such Fund. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below under each Fund provides information about hypothetical account values and hypothetical expenses based on such Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning	Ending
Six-Month Period Ended May 31, 2020	Expense Ratio	Account Value	Account Value	Expenses Paid
	for the Period	12/01/19	05/31/20	During the Period*
LargeCap Fund
Actual	0.99%	$1,000.00	$879.15	$4.65
Hypothetical (5% return before expenses)	0.99%	$1,000.00	$1,020.05	$5.00
MidCap Fund
Actual	1.15%	$1,000.00	$794.15	$5.16
Hypothetical (5% return before expenses)	1.15%	$1,000.00	$1,019.25	$5.81
Bond Fund
Actual	0.71%	$1,000.00	$920.25	$3.41
Hypothetical (5% return before expenses)	0.71%	$1,000.00	$1,021.45	$3.59

*	Expenses are equal to the annualized [net] expense ratio for each Fund, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

For more information, please refer to the Funds’ Prospectus.

See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
May 31, 2020 (In thousands, except per share amounts)

	LARGECAP	MIDCAP	BOND
	FUND	FUND	FUND

Assets
Total investments in securities, at value (a)	$112,024	$37,102	$2,753,802
Cash	–	411	13,137
Due from sale of securities	177	–	35,306
Receivable from fund shares sold	5	–	4,205
Dividends and interest receivable	232	64	29,063
Prepaid expenses	14	14	104
Total assets	112,452	37,591	2,835,617
Liabilities
Payable for fund shares redeemed	83	–	10,533
Accrued expenses payable	28	22	174
Accrued directors expense payable	7	6	40
Due to Advisor	75	21	1,693
Total liabilities	193	49	12,440
Net assets	$112,259	$37,542	$2,823,177
Net assets consist of
Capital stock ($.001 par value)	$119,037	$41,015	$3,314,825
Total distributable earnings (accumulated deficit)	(6,778)	(3,473)	(491,648)
Net assets	$112,259	$37,542	$2,823,177
Net asset value per share
Shares of capital stock outstanding (unlimited
shares authorized)	1,741	3,931	270,480
Offering and redemption price	$64.48	$9.55	$10.44

(a) Cost of investments in securities	$115,311	$38,422	$3,017,733

See Notes to Financial Statements.

STATEMENTS OF OPERATIONS (Unaudited)
Six-Month Period Ended May 31, 2020 (In thousands)

	LARGECAP	MIDCAP	BOND
	FUND	FUND	FUND

Investment income
Interest	$–	$–	$79,584
Dividends	1,260	332	–
Less foreign taxes withheld	(9)	(4)	–
Total investment income	1,251	328	79,584
Expenses
Investment advisory fees	544	195	10,454
Shareholder servicing costs	36	14	772
Administrative & accounting services fees	59	27	480
Custody fees	6	4	132
Directors fees	14	12	82
Federal & state registration	19	19	65
Professional fees	19	19	42
Interest expense from line of credit (see note 2)	1	–	21
Other expenses	19	14	327
Total expenses	717	304	12,375
Less expenses reimbursed by Advisor	(146)	(80)	–
Net expenses	571	224	12,375
Net investment income	680	104	67,209
Realized and unrealized gain (loss)
Net realized gain (loss) on investments	(3,774)	(1,739)	(111,567)
Net unrealized appreciation (depreciation) on investments	(10,675)	(6,469)	(241,907)
Net realized and unrealized gain (loss)	(14,449)	(8,208)	(353,474)
Increase (Decrease) in net assets
resulting from operations	($13,769)	($8,104)	($286,265)

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
(In thousands)

	LARGECAP		MIDCAP		BOND
	FUND		FUND		FUND

	Six-Month		Six-Month		Six-Month
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	May 31, 2020	November 30,	May 31, 2020	November 30,	May 31, 2020	November 30,
	(Unaudited)	2019	(Unaudited)	2019	(Unaudited)	2019
Operations
Net investment income	$680	$1,159	$104	$155	$67,209	$130,035
Net realized gain (loss) on investments	(3,774)	2,505	(1,739)	808	(111,567)	4,037
Net unrealized appreciation (depreciation)
on investments	(10,675)	12,093	(6,469)	2,360	(241,907)	38,031
Net increase (decrease) in net assets
resulting from operations	(13,769)	15,757	(8,104)	3,323	(286,265)	172,103
Distributions to shareholders
Total distributions to shareholders	(3,502)	(945)	(1,306)	(2,338)	(65,438)	(125,280)
Net increase (decrease) in net assets
resulting from distributions
to shareholders	(3,502)	(945)	(1,306)	(2,338)	(65,438)	(125,280)
Fund share transactions
Proceeds from shares sold	6,906	3,542	3,687	3,765	570,862	1,368,037
Reinvestment of distributions	3,442	910	1,292	2,305	60,923	116,735
Cost of shares redeemed	(9,684)	(12,115)	(3,135)	(6,976)	(1,245,527)	(1,398,167)
Net increase (decrease) in net
assets resulting from fund
share transactions	664	(7,663)	1,844	(906)	(613,742)	86,605
Total increase (decrease) in net assets	(16,607)	7,149	(7,566)	79	(965,445)	133,428
Net assets
Beginning of year	128,866	121,717	45,108	45,029	3,788,622	3,655,194
End of period	$112,259	$128,866	$37,542	$45,108	$2,823,177	$3,788,622

Share transactions
Shares sold	124	52	457	333	50,867	119,819
Shares issued in reinvestment of
distributions	45	16	104	243	5,608	10,266
Shares redeemed	(148)	(182)	(301)	(650)	(114,929)	(122,481)
Net increase (decrease) in fund
shares outstanding	21	(114)	260	(74)	(58,454)	7,604

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)
May 31, 2020

NOTE 1 - ORGANIZATION
Thompson IM Funds, Inc. (the “Company”) is a Wisconsin corporation registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company.

The Company consists of separate mutual funds series (each, a “Fund,” and collectively, the “Funds”): Thompson LargeCap Fund (the “LargeCap Fund”), Thompson MidCap Fund (the “MidCap Fund”) and Thompson Bond Fund (the “Bond Fund”). The assets and liabilities of each Fund are segregated and a shareholder’s interest is limited to the Fund in which the shareholder owns shares. The objectives and strategies of each Fund are described in the Funds’ Prospectus.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services — Investment Companies.

VALUATION POLICY AND PROCEDURES - The Funds’ Board of Directors (the “Funds’ Board”) has adopted methods for valuing securities set forth in the Funds’ Pricing Policies and Procedures, including circumstances in which market quotes are not readily available or deemed to be unreliable, and has delegated authority to the Advisor to apply those methods in making fair value determinations, subject to oversight by the Funds’ Board. The Advisor has established a valuation committee that, along with other Advisor employees, administers, implements, and oversees the fair valuation process and makes fair value decisions. The valuation committee regularly reviews its own fair value decisions, as well as valuations, valuation techniques and services furnished by pricing services; considers circumstances in the markets which may require it to make or adjust valuation determinations; and reviews previous valuation determinations. The valuation committee reports on its activities and any changes to the fair valuation guidelines to the Funds’ Board.

VALUATION MEASUREMENTS – In accordance with generally accepted accounting principles in the United States of America (“GAAP”), fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. The Fund considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The determination of what constitutes “observable” requires significant judgment by the Fund. The categorization of a security within the hierarchy is based upon the pricing transparency of the security and does not necessarily correspond to the Fund’s perceived risk of that security. The inputs used to measure fair value may fall into different levels of the fair valuation hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level that is significant to the fair value measurement in its entirety.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2020

SECURITY VALUATION - Each Fund’s equity securities, including common stocks, ADRs, REITs and rights, are valued at their market prices (generally the last reported sales price on the exchange where the securities are primarily traded or, for Nasdaq-listed securities, at their Nasdaq Official Closing Prices). If no sales are reported on a particular day, the mean between the highest bid and lowest asked quotations at the close of the exchanges will generally be used. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. When adjustments to observable prices are applied or when the market is considered inactive, securities will be categorized in level 2 of the fair value hierarchy.

Investments in money market mutual funds are generally priced at the ending net asset value provided by the service agent of the funds. These securities will be categorized as level 1 securities.

Fixed-income securities such as corporate bonds, asset-backed securities, mortgage-backed securities, U.S. government and agency securities, sovereign bonds, municipal bonds and commercial paper are typically valued based on valuations published by an independent pricing service, which uses various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Factors considered by pricing services include market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads and fundamental analytical data relating to the issuer. Short-term investments in fixed-income securities (those with remaining maturities of 60 days or less) are generally valued on an amortized cost basis. Fixed-income securities will generally be categorized in level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in level 3.

Where market quotations are not readily available or are unreliable, a value is determined in good faith pursuant to procedures established by the Funds’ Board. When determining the value of a security, consideration is given to the facts and circumstances relevant to the particular situation, which includes factors such as fundamental analytical data relating to the investment, which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, nature and duration of any restrictions on disposition of the security and an evaluation of forces that influence the market in which the securities are purchased or sold. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Investment securities transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded as earned. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Discounts/ premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method for both book and tax purposes. Gains and losses on paydowns of asset-backed and mortgage-backed securities are reflected in interest income on the Statement of Operations. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable, and have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The ability of the issuers of the debt securities held by the Funds to meet their obligations may be affected by economic developments in a specific industry, state, or region. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

EXPENSES - Each Fund is charged for those expenses that are directly attributed to it. Expenses that are not readily identifiable to a specific Fund are generally allocated among the Funds in proportion to the relative sizes of the Funds.

SECURITIES PURCHASED ON A WHEN-ISSUED OR DELAYED-DELIVERY BASIS - Each Fund may purchase securities on a when-issued or delayed-delivery basis. When-issued securities are securities purchased with delivery to occur at a later date at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes a commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. Each Fund designates and maintains cash and marketable securities at least equal in value to commitments for when-issued securities.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2020

LINE OF CREDIT - The Funds have established an unsecured line of credit (“LOC”) with U.S. Bank N.A. which expires November 6, 2020, used primarily to finance redemption payments. Each individual Fund’s borrowing under the LOC is limited to 5% of the value of that Fund’s net assets, 33.33% of the value of the Fund’s investments, or any explicit borrowing limits imposed by the LOC, whatever is less. Interest is charged at the prime rate, which was 3.25% as of May 31, 2020. As of May 31, 2020, the limits established are: LargeCap Fund - $6,000,000, MidCap Fund - $2,000,000 and Bond Fund -$160,000,000. All terms and borrowing limits imposed by the LOC are subject to review and approval by the Funds’ Board. The LOC was drawn upon during the period; however, as of May 31, 2020, there were no borrowings by the Funds outstanding under the LOC. The following table shows the average balance, average interest rate, interest expense, and maximum borrowings incurred by the Funds on the LOC for the six-month period year ended May 31, 2020.

		Average			Date of
	Average	Interest	Interest	Maximum	Maximum
	Balance	Rate	Expense	Borrowing	Borrowing
LargeCap Fund	$49,749	4.10%	$1,038	$2,285,000	03/25/2020
MidCap Fund	$15,869	4.47%	$360	$656,000	12/18/2019
Bond Fund	$1,227,847	3.44%	$21,481	$44,726,000	03/25/2020

USE OF ESTIMATES - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

GUARANTEES AND INDEMNIFICATIONS - Under the Funds’ organizational documents, each Director, officer, employee or other agent of the Funds (including the Funds’ investment advisor) is indemnified, to the extent permitted by the 1940 Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believe the risk of loss to be remote.

PERMANENT BOOK AND TAX DIFFERENCES - GAAP requires that permanent financial reporting and tax differences relating to shareholder distributions be reclassified in the capital accounts.

DISTRIBUTIONS TO SHAREHOLDERS - Distributions to shareholders from net investment income and realized gains on securities for the LargeCap Fund and MidCap Fund normally are declared at least annually. Bond Fund distributions to shareholders from net investment income normally are declared on a quarterly basis, and distributions to shareholders from realized gains on securities normally are declared at least annually. Distributions are recorded on the ex-dividend date.

FEDERAL INCOME TAXES - No provision has been made for federal income taxes since the Funds have elected to be taxed as regulated investment companies and intend to distribute substantially all income to shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.

ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES - As of and during the six-month period ended May 31, 2020, the Funds did not have a liability for unrecognized tax benefits in the accompanying financial statements. Also, the Funds recognized no interest or penalties related to unrecognized tax benefits during the same period. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

SUBSEQUENT EVENTS - The Funds have evaluated subsequent events through the issuance of the Funds’ financial statements. Other than as described in Notes 5 and 7, there were no additional subsequent events which were deemed to have an impact on the Funds’ financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2020

NOTE 3 - INVESTMENT ADVISORY AND ADMINISTRATIVE AND ACCOUNTING SERVICES AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
The Investment Advisory Agreement pursuant to which Thompson Investment Management, Inc. (“TIM” or “Advisor”) is retained by the Funds provides for monthly compensation to TIM computed on average daily net assets at the following annual rates:

	First	Over
	$50 Million	$50 Million
LargeCap Fund	1.00%	0.90%
MidCap Fund	1.00%	0.90%
Bond Fund	0.65%	0.60%

The Advisor is contractually bound to waive management fees and/or reimburse expenses incurred by the Funds through March 31, 2021 so that the annual operating expenses of the Funds do not exceed the following percentages of their respective average daily net assets: LargeCap Fund - 0.99%, MidCap Fund - 1.15% and Bond Fund - 0.80%. For the six-month period ended May 31, 2020, the Advisor reimbursed expenses incurred by the LargeCap Fund and the MidCap Fund in the amounts of $145,835 and $80,238, respectively. The Funds are not obligated to reimburse the Advisor for any fees or expenses waived in previous fiscal years.

As of May 31, 2020, an affiliated shareholder held 11.53% and 18.87% of outstanding shares of the LargeCap Fund and the MidCap Fund, respectively. Transactions by the shareholder may have a material impact on the Fund.

Pursuant to an Administrative and Accounting Services Agreement, TIM maintains the Funds’ financial records in accordance with the 1940 Act, prepares all necessary financial statements of the Funds and calculates the net asset value per share of the Funds on a daily basis. As compensation for its services, each Fund pays TIM a fee computed daily and payable monthly at the annual rate of 0.15% of average daily net assets up to $30 million, 0.10% of the next $70 million of average daily net assets and 0.025% of average daily net assets in excess of $100 million, with an annual minimum fee of $30,000 per Fund. The calculations of daily net asset value are subcontracted to U.S. Bank Global Fund Services, resulting in fees paid by TIM for the six-month period ended May 31, 2020, in the following amounts:

Administrative &
Accounting Fees Paid
LargeCap Fund	$20,577
MidCap Fund	$18,844
Bond Fund	$166,103

The Funds reimburse the Advisor for a portion of amounts paid by the Advisor out of the Advisor’s own resources under various shareholder, account maintenance, networking and other services provided to the Funds by broker-dealers and other intermediaries. The amount reimbursed by the Funds is equal to (1) for those accounts maintained through a shareholder servicing arrangement, an annual rate of no more than 0.10% of the average daily net assets of the omnibus accounts in the Funds for which all broker-dealers and other intermediaries, in the aggregate, are responsible, and (2) for those accounts maintained through a networking arrangement, no more than $6 per year per account in the Funds for which the broker-dealers and other intermediaries are responsible; provided however, in all cases only one of these fees shall be applicable to the assets in an account. This amount has been determined by the Funds’ Board to approximate (or not to exceed) the transfer agency fees that would otherwise have been payable by the Funds if such broker-dealers and intermediaries did not maintain these accounts. Such amounts are recorded within Shareholder servicing costs on each Fund’s Statement of Operations. For the six-month period ended May 31, 2020, the amounts reimbursed by the Funds to the Advisor were:

Intermediary
Fees Reimbursed
LargeCap Fund	$8,252
MidCap Fund	$1,419
Bond Fund	$448,739

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2020

NOTE 4 - PURCHASE AND SALE OF SECURITIES
Investment transactions for the six-month period ended May 31, 2020 were as follows:

	Securities other than U.S.
	Government and Short-term
	Investments		U.S. Government Securities
	Purchases	Sales	Purchases	Sales
LargeCap Fund	$19,471,953	$21,639,198	$–	$–
MidCap Fund	$10,440,895	$10,021,446	$–	$–
Bond Fund	$613,799,215	$715,693,605	$432,064,023	$845,527,979

NOTE 5 – INCOME TAX INFORMATION
At May 31, 2020, the investment cost and aggregate unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

	LARGECAP	MIDCAP	BOND
	FUND	FUND	FUND
Federal tax cost	$116,067,737	$38,915,269	$3,018,452,461

Unrealized appreciation	$19,024,370	$6,234,070	$15,898,602
Unrealized depreciation	(23,067,619)	(8,046,909)	(280,549,227)
Net unrealized appreciation (depreciation)	($4,043,249)	($1,812,839)	($264,650,625)

At November 30, 2019, the components of distributable earnings (accumulated deficit) on a tax basis were as follows:

	LARGECAP	MIDCAP	BOND
	FUND	FUND	FUND
Distributable earnings (accumulated deficit)
Net unrealized appreciation (depreciation)	$6,992,904	$4,633,501	($22,072,417)
Distributable ordinary income	1,577,004	154,424	27,770,883
Distributable long-term capital gains	1,923,289	1,149,402	–
Post-October losses	–	–	(420,904)
Capital loss carryforwards	–	–	(145,224,247)
Total distributable earnings (accumulated deficit)	$10,493,197	$5,937,327	($139,946,685)

The tax basis of investments for tax and financial reporting purposes differ principally due to wash sales.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2020

The tax basis post-October losses as of November 30, 2019 and capital loss carryforward as of November 30, 2019, which are not being recognized for tax purposes until the first day of the following fiscal year, are as follows:

	LARGECAP	MIDCAP	BOND
	FUND	FUND	FUND
Post-October losses
Short-term	$–	$–	$420,904
Long-term	–	–	–
Total Post-October losses	$–	$–	$420,904
Net capital loss carryforward
Short-term	$–	$–	$17,604,910
Long-term	–	–	127,619,337
Total capital loss carryforward	$–	$–	$145,224,247

During the fiscal year ended November 30, 2019, the LargeCap Fund and Bond Fund utilized capital loss carryforwards in the amount of $363,087 and $3,490,476, respectively. Capital losses are carried forward indefinitely and are available to offset future net realized gains, to the extent permitted by the Internal Revenue Code.

The tax components of distributions paid during the six-month period ended May 31, 2020 and the fiscal year ended November 30, 2019 are as follows:

	LARGECAP	MIDCAP	BOND
	FUND	FUND	FUND
Six-month period ended May 31, 2020 (Unaudited)
Distributions paid from
Ordinary income	$1,577,751	$154,503	$65,437,928
Long-term capital gains	1,923,676	1,150,706	–
Total distributions paid	$3,501,427	$1,305,209	$65,437,928

Fiscal year ended November 30, 2019
Distributions paid from
Ordinary income	$945,393	$201,013	$125,280,042
Long-term capital gains	–	2,137,435	–
Total distributions paid	$945,393	$2,338,448	$125,280,042

The following distributions were declared on June 24, 2020, payable to shareholders on June 25, 2020:

	LARGECAP	MIDCAP	BOND
	FUND	FUND	FUND
Ordinary income distributions
Amount	$–	$–	$33,959,999
Per share	$–	$–	$0.13

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2020

NOTE 6 – RESULTS OF SHAREHOLDERS MEETING
A special meeting of the shareholders of the Funds was held on January 30, 2020, and adjourned to February 19, 2020. At this meeting, the shareholders of each series of the Funds considered and approved a new investment advisory agreement for each of the Funds. The shares were voted as indicated below.

	Votes Cast
	For	Against	Abstain
LargeCap Fund	1,010,636.027	2,662.869	20,452.338
MidCap Fund	2,705,930.186	–	17,566.699
Bond Fund	155,878,412.394	3,734,368.638	10,589,356.922

NOTE 7 – CORONAVIRUS (COVID-19) PANDEMIC
Since March 2020, as a result of issues related to and arising from the COVID-19 coronavirus, markets have experienced very high levels of volatility and generally stressed conditions. Businesses across most sectors have experienced significant challenges to their revenues and business, which could lead to widespread defaults on outstanding corporate debt or make it difficult for businesses to continue as a going concern. Many governments--federal, state, local, and non-United States--have imposed limitations on businesses and intervened in markets in an effort to ensure they continue to function. It is unclear how long these conditions will continue. These current market conditions (as well as market conditions arising from similar pandemics) are likely to amplify the other risks to which the Funds are subject. They also subject each Fund to a variety of unknown risks, including the risk that government actions and intervention in the markets distort which businesses emerge successfully from these conditions and which do not or that they unintentionally exacerbate these conditions.

FINANCIAL HIGHLIGHTS

The following table presents information relating to a share of capital stock outstanding for the entire period.

LARGECAP FUND	Six-Month
	Period Ended
	May 31, 2020		Year Ended November 30,
	(Unaudited)		2019	2018	2017	2016	2015
Per share operating performance
Net asset value, beginning of period	$74.93		$66.36	$65.77	$57.48	$50.72	$53.40
Income from investment operations
Net investment income	0.40		0.68	0.55	0.37	0.47	0.35
Net realized and unrealized gains (losses)
on investments	(8.78)		8.41	0.59	8.38	6.64	(2.75)
Total from investment operations	(8.38)		9.09	1.14	8.75	7.11	(2.40)
Less distributions
Distributions from net investment income	(0.60)		(0.52)	(0.45)	(0.46)	(0.35)	(0.28)
Distributions from net realized gains	(1.47)		–	(0.10)	–	–	–
Total distributions	(2.07)		(0.52)	(0.55)	(0.46)	(0.35)	(0.28)
Net asset value, end of period	$64.48		$74.93	$66.36	$65.77	$57.48	$50.72
Total return	(11.59%	)(a)	13.93%	1.72%	15.32%	14.16%	(4.52% )
Ratios and supplemental data
Net assets, end of period (millions)	$112.3		$128.9	$121.7	$129.0	$117.5	$111.9
Ratios to average net assets:
Ratios of expenses	0.99%	(b)	1.03%	1.05%	1.10%	1.13%	1.15%
Ratio of expenses without reimbursement	1.24%	(b)	1.23%	1.21%	1.22%	1.25%	1.22%
Ratio of net investment income	1.18%	(b)	0.96%	0.80%	0.59%	0.90%	0.64%
Ratio of net investment income
without reimbursement	0.93%	(b)	0.76%	0.64%	0.47%	0.78%	0.57%
Portfolio turnover rate	17%	(a)	24%	29%	89%	32%	45%

(a)	Calculated on a non-annualized basis.
(b)	Calculated on an annualized basis.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS (Continued)

The following table presents information relating to a share of capital stock outstanding for the entire period.

MIDCAP FUND	Six-Month
	Period Ended
	May 31, 2020		Year Ended November 30,
	(Unaudited)		2019	2018	2017	2016	2015
Per share operating performance
Net asset value, beginning of period	$12.29		$12.02	$13.73	$12.53	$12.07	$14.04
Income from investment operations
Net investment income	0.03		0.04	0.03	0.01	0.01	– (a)
Net realized and unrealized gains (losses)
on investments	(2.41)		0.93	(0.75)	1.78	1.45	(0.64)
Total from investment operations	(2.38)		0.97	(0.72)	1.79	1.46	(0.64)
Less distributions
Distributions from net investment income	(0.04)		(0.03)	(0.01)	(0.01)	– (a)	–
Distributions from net realized gains	(0.32)		(0.67)	(0.98)	(0.58)	(1.00)	(1.33)
Total distributions	(0.36)		(0.70)	(0.99)	(0.59)	(1.00)	(1.33)
Net asset value, end of period	$9.55		$12.29	$12.02	$13.73	$12.53	$12.07
Total return	(20.01%	)(b)	9.78%	(5.85% )	14.78%	13.82%	(5.10% )
Ratios and supplemental data
Net assets, end of period (millions)	$37.5		$45.1	$45.0	$50.9	$43.8	$38.4
Ratios to average net assets:
Ratios of expenses	1.15%	(c)	1.15%	1.15%	1.20%	1.25%	1.30%
Ratio of expenses without reimbursement	1.56%	(c)	1.53%	1.42%	1.44%	1.50%	1.49%
Ratio of net investment income	0.53%	(c)	0.37%	0.19%	0.06%	0.06%	0.01%
Ratio of net investment income (loss)
without reimbursement	0.12%	(c)	(0.01% )	(0.08% )	(0.18% )	(0.19% )	(0.18% )
Portfolio turnover rate	26%	(b)	34%	30%	29%	34%	27%

(a)	Less than .005 per share.
(b)	Calculated on a non-annualized basis.
(c)	Calculated on an annualized basis.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS (Continued)

The following table presents information relating to a share of capital stock outstanding for the entire period.

BOND FUND	Six-Month
	Period Ended
	May 31, 2020		Year Ended November 30,
	(Unaudited)		2019	2018	2017	2016	2015
Per share operating performance
Net asset value, beginning of period	$11.52		$11.38	$11.45	$11.22	$10.98	$11.69
Income from investment operations
Net investment income	0.24		0.40	0.36	0.35	0.49	0.49
Net realized and unrealized gains (losses)
on investments	(1.11)		0.13	(0.09)	0.27	0.26	(0.72)
Total from investment operations	(0.87)		0.53	0.27	0.62	0.75	(0.23)
Less distributions
Distributions from net investment income	(0.21)		(0.39)	(0.34)	(0.39)	(0.51)	(0.48)
Distributions from net realized gains	–		–	–	–	–	–
Total distributions	(0.21)		(0.39)	(0.34)	(0.39)	(0.51)	(0.48)
Net asset value, end of period	$10.44		$11.52	$11.38	$11.45	$11.22	$10.98
Total return	(7.62%	)(a)	4.70%	2.37%	5.57%	7.05%	(2.04% )
Ratios and supplemental data
Net assets, end of period (millions)	$2,823.2		$3,788.6	$3,655.2	$2,620.6	$2,020.5	$2,744.5
Ratios to average net assets:
Ratios of expenses	0.71%	(b)	0.71%	0.71%	0.71%	0.72%	0.71%
Ratio of net investment income	3.86%	(b)	3.49%	3.21%	3.01%	4.16%	3.98%
Portfolio turnover rate	28%	(a)	53%	39%	43%	20%	29%

(a)	Calculated on a non-annualized basis.
(b)	Calculated on an annualized basis.

See Notes to Financial Statements.

ADDITIONAL INFORMATION (Unaudited)

THOMPSON IM FUNDS, INC.

Investment Advisor
Thompson Investment Management, Inc.
1255 Fourier Drive, Suite 200
Madison, Wisconsin 53717

Distributor
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 1250
Milwaukee, Wisconsin 53202

Transfer Agent
U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered
Public Accounting Firm
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202

Legal Counsel
Quarles & Brady LLP
411 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

The Statement of Additional Information contains additional information about the directors and officers of Thompson IM Funds, Inc. and is available without charge, upon request, by calling 1-800-999-0887.

Proxy Voting Policy

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds actually voted proxies during the most recent 12-month period ended June 30 are available without charge, upon request, by calling 1-800-999-0887, through the Funds’ website at www.thompsonim.com and on the SEC’s website at www.sec.gov.

Information About Portfolio Securities

The Funds file complete schedules of their portfolio holdings with the Securities and Exchange Commission for the Funds’ first and third quarters of its fiscal year on Form N-PORT. The Funds’ Forms N-PORT are available on the Securities and Exchange Commission’s website at www.sec.gov. The Funds’ Forms N-PORT are also available without charge, upon request, by calling 1-800-999-0887.

ADDITIONAL INFORMATION (Unaudited) (Continued)

Operation and Effectiveness of the Funds’ Liquidity Risk Management Program:

The Funds have adopted a Liquidity Risk Management Program (the “Program”) under Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), that seeks to assess, manage, and review each Fund’s liquidity risk. The Liquidity Rule requires in part that the Board of Directors of the Funds receive a written report on a no-less-frequently-than-annual basis that addresses the operation of the Program and assesses its adequacy and effectiveness of implementation, including the operation of any highly liquid investment minimum established for a Fund and any material changes to the Program.

The Board of Directors of the Funds has appointed the Valuation Committee of Thompson Investment Management, Inc. as the program administrator for the Program (the “Program Administrator”). At its meeting on February 19, 2020, the Board of Directors of the Funds reviewed the Program Administrator’s initial written report (the “Report”) relating to the operation of the Program for the period from December 1, 2018, through November 30, 2019 (the “Program Reporting Period”).

The Report addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including that each Fund continues to primarily hold assets that are highly liquid investments. There were no material changes to the Program during the Program Reporting Period and no liquidity events occurring during the Program Reporting Period that affected the Funds or their ability to meet redemptions.

Based on this review, the Report concluded that the Program continues to be reasonably designed to effectively assess and manage each Fund’s liquidity risk and the Program has been adequately and effectively implemented with respect to each Fund during the Program Reporting Period, including with respect to each Fund’s ability to meet redemptions under both normal and reasonably foreseeable stressed conditions.

Item 2. Code of Ethics.

Not required in Semi-Annual Reports on Form N-CSR.

Item 3. Audit Committee Financial Expert.

Not required in Semi-Annual Reports on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Not required in Semi-Annual Reports on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this Registrant because it is not a “listed issuer” within the meaning of Rule 10A-3 under the Securities Exchange Act of 1934.

Item 6. Investments.

The required Schedules of Investments in securities of unaffiliated issuers is included as part of the Registrant’s Semi-Annual Report to Shareholders dated as of May 31, 2020 provided under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this Registrant because it is not a closed-end management investment company.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this Registrant because it is not a closed-end management investment company.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable to this Registrant because it is not a closed-end management investment company.

Item 10. Submission of Matters to a Vote of Securities Holders.

The Registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Directors after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or this Item.

2

Item 11. Controls and Procedures.

(a)

Disclosure Controls and Procedures. Based on an evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) carried out under the supervision and with the participation of the Registrant’s management, including its principal executive and financial officers, within 90 days prior to the filing date of this report on Form N-CSR, the Registrant’s principal executive and financial officers have concluded that the design and operation of the Registrant’s disclosure controls and procedures are effective in providing reasonable assurance that the information required to be disclosed on Form N-CSR is recorded, processed, summarized and reported within the applicable time periods.

(b)

Change in Internal Controls Over Financial Reporting. There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this Form N-CSR that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to this Registrant because it is not a closed-end management investment company.

Item 13. Exhibits.

The following exhibits are attached to this Form N-CSR:

Exhibit No.	Description of Exhibit
12(a)(1)	The Code of Ethics for the Registrant’s Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer referred to in Item 2 was filed as Exhibit 12(a)(1) to the Registrant’s Certified Shareholder Report on Form N-CSR filed on January 28, 2005, and is incorporated herein by reference
12(a)(2)-1	Certification of Principal Executive Officer Required by Section 302 of the Sarbanes-Oxley Act of 2002
12(a)(2)-2	Certification of Principal Financial Officer Required by Section 302 of the Sarbanes-Oxley Act of 2002
12(b)	Certification of Chief Executive Officer and Chief Financial Officer Required by Section 906 of the Sarbanes-Oxley Act of 2002

3

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized, on this 31st day of July, 2020.

THOMPSON IM FUNDS, INC.

By:	/s/ Jason L. Stephens
Jason L. Stephens, Chief Executive
Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities indicated on this 31st day of July, 2020.

By:	/s/ Jason L. Stephens
Jason L. Stephens, Chief Executive
Officer (Principal Executive Officer)

By:	/s/ Penny Hubbard
Penny Hubbard, Chief Financial
Officer (Principal Financial Officer)

4